UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.4%)
Abercrombie & Fitch Co. Cl A	156	6,134
Amazon.com, Inc.*	624	98,005
Apollo Group, Inc.*	223	11,451
AutoNation, Inc.*	114	2,651
AutoZone, Inc.*	51	11,674
Bed Bath & Beyond, Inc.*	476	20,663
Best Buy Co., Inc.	614	25,070
Big Lots, Inc.*	136	4,522
CarMax, Inc.*	400	11,144
Carnival Corp.	770	29,422
CBS Corp. Cl B	1,260	19,984
Coach, Inc.	531	22,812
Comcast Corp. Cl A	5,100	92,208
D.R. Horton, Inc.	514	5,716
Darden Restaurants, Inc.	251	10,738
DeVry, Inc.	106	5,216
DIRECTV Cl A*	1,521	63,319
Discovery Communications, Inc. Cl A*	501	21,819
Disney (Walt) Co.	3,386	112,110
Eastman Kodak Co.*	477	2,003
Expedia, Inc.	347	9,789
Family Dollar Stores, Inc.	235	10,378
Ford Motor Co.*	5,867	71,812
Fortune Brands, Inc.	269	13,243
GameStop Corp. Cl A*	257	5,065
Gannett Co., Inc.	435	5,320
Gap, Inc.	771	14,371
Genuine Parts Co.	280	12,485
Goodyear Tire & Rubber Co.*	432	4,644
H&R Block, Inc.	557	7,213
Harley-Davidson, Inc.	430	12,229
Harman Int’l. Industries, Inc.*	124	4,143
Hasbro, Inc.	246	10,949
Home Depot, Inc.	2,976	94,280
International Game Technology	545	7,875
Interpublic Group of Cos., Inc.*	864	8,666
Johnson Controls, Inc.	1,198	36,539
Kohl’s Corp.*	546	28,763
Leggett & Platt, Inc.	261	5,940
Lennar Corp. Cl A	294	4,522
Limited Brands, Inc.	467	12,506
Lowe’s Cos., Inc.	2,558	57,018
Macy’s, Inc	751	17,341
Marriott International, Inc. Cl A	512	18,345
Mattel, Inc.	627	14,709
McDonald’s Corp.	1,907	142,091
McGraw-Hill Cos., Inc.	549	18,150

Meredith Corp.	65	2,165
New York Times Co. Cl A*	214	1,656
Newell Rubbermaid, Inc.	503	8,958
News Corp. Cl A	4,138	54,042
NIKE, Inc. Cl B	682	54,655
Nordstrom, Inc.	301	11,197
O’Reilly Automotive, Inc.*	247	13,140
Office Depot, Inc.*	503	2,314
Omnicom Group, Inc.	528	20,845
Penney (J.C.) Co., Inc.	422	11,470
Polo Ralph Lauren Corp.	114	10,244
Priceline.com, Inc.*	86	29,957
Pulte Homes, Inc.*	624	5,466
RadioShack Corp.	225	4,799
Ross Stores, Inc.	215	11,743
Scripps Networks Interactive, Inc. Cl A	160	7,613
Sears Hldgs. Corp.*	82	5,915
Stanley Black & Decker, Inc.	301	18,445
Staples, Inc.	1,326	27,740
Starbucks Corp.	1,333	34,098
Starwood Hotels & Resorts	333	17,499
Target Corp.	1,286	68,724
Tiffany & Co.	221	10,385
Time Warner Cable, Inc.	651	35,147
Time Warner, Inc.	2,027	62,128
TJX Cos., Inc.	712	31,777
Urban Outfitters, Inc.*	235	7,388
V.F. Corp.	155	12,558
Viacom, Inc. Cl B	1,077	38,977
Washington Post Co. Cl B	11	4,394
Whirlpool Corp.	133	10,768
Wyndham Worldwide Corp.	315	8,653
Wynn Resorts Ltd.	132	11,454
Yum! Brands, Inc.	836	38,506
		1,919,867
CONSUMER STAPLES (5.8%)
Altria Group, Inc.	3,745	89,955
Archer-Daniels-Midland Co.	1,143	36,485
Avon Products, Inc.	768	24,660
Brown-Forman Corp. Cl B	183	11,280
Campbell Soup Co.	342	12,227
Clorox Co.	247	16,490
Coca-Cola Co.	4,111	240,576
Coca-Cola Enterprises, Inc.*	594	18,414
Colgate-Palmolive Co.	857	65,869
ConAgra Foods, Inc.	792	17,376
Constellation Brands, Inc. Cl A*	312	5,519
Costco Wholesale Corp.	784	50,560
CVS Caremark Corp.	2,408	75,780
Dean Foods Co.*	330	3,369
Dr. Pepper Snapple Group, Inc.	429	15,238
Estee Lauder Cos., Inc. Cl A	203	12,836

General Mills, Inc.	1,151	42,058
Heinz (H.J.) Co.	560	26,527
Hershey Co.	266	12,659
Hormel Foods Corp.	124	5,530
J.M. Smucker Co.	212	12,832
Kellogg Co.	468	23,639
Kimberly-Clark Corp.	729	47,421
Kraft Foods, Inc. Cl A	3,142	96,962
Kroger Co.	1,131	24,497
Lorillard, Inc.	270	21,684
McCormick & Co., Inc.	235	9,879
Mead Johnson Nutrition Co.	368	20,943
Molson Coors Brewing Co. Cl B	280	13,222
PepsiCo, Inc.	2,851	189,420
Philip Morris Int’l., Inc.	3,274	183,409
Proctor & Gamble Co.	5,080	304,648
Reynolds American, Inc.	303	17,995
Safeway, Inc.	688	14,558
Sara Lee Corp.	1,188	15,955
SUPERVALU, Inc.	372	4,289
Sysco Corp.	1,042	29,718
Tyson Foods, Inc. Cl A	571	9,147
Wal-Mart Stores, Inc.	3,551	190,050
Walgreen Co.	1,746	58,491
Whole Foods Market, Inc.*	255	9,463
		2,081,630
ENERGY (5.6%)
Anadarko Petroleum Corp.	881	50,261
Apache Corp.	652	63,740
Baker Hughes, Inc.	774	32,972
Cabot Oil & Gas Corp.	196	5,902
Cameron International Corp.*	435	18,688
Chesapeake Energy Corp.	1,163	26,342
Chevron Corp.	3,626	293,887
ConocoPhillips	2,660	152,764
Consol Energy, Inc.	394	14,562
Denbury Resources, Inc.*	738	11,727
Devon Energy Corp.	777	50,303
Diamond Offshore Drilling, Inc	124	8,403
El Paso Corp.	1,256	15,549
EOG Resources, Inc.	466	43,324
Exxon Mobil Corp.	9,110	562,902
FMC Technologies, Inc.*	217	14,819
Halliburton Co.	1,654	54,698
Helmerich & Payne, Inc.	196	7,930
Hess Corp.	518	30,624
Marathon Oil Corp.	1,280	42,368
Massey Energy Co.	192	5,956
Murphy Oil Corp.	345	21,362
Nabors Industries Ltd.*	518	9,355
National Oilwell Varco, Inc.	747	33,219
Noble Energy, Inc.	325	24,404

Occidental Petroleum Corp.	1,479	115,806
Peabody Energy Corp.	471	23,084
Pioneer Natural Resources Co.	207	13,461
QEP Resources, Inc.	316	9,524
Range Resources Corp.	293	11,172
Rowan Cos., Inc.*	206	6,254
Schlumberger Ltd.	2,418	148,973
Southwestern Energy Co.*	643	21,502
Spectra Energy Corp.	1,171	26,406
Sunoco, Inc.	224	8,176
Tesoro Corp.	257	3,434
Valero Energy Corp.	1,030	18,035
Williams Cos., Inc.	1,081	20,658
		2,022,546
FINANCIALS (8.1%)
ACE Ltd.	602	35,067
Aflac, Inc.	842	43,540
Allstate Corp.	940	29,657
American Express Co.	1,870	78,596
American Int’l. Group, Inc.*	244	9,540
Ameriprise Financial, Inc.	446	21,109
Aon Corp.	476	18,616
Apartment Investment & Management Co. Cl A	210	4,490
Assurant, Inc.	192	7,814
AvalonBay Communities, Inc.	154	16,005
Bank of America Corp.	18,340	240,437
Bank of New York Mellon Corp.	2,197	57,408
BB&T Corp.	1,267	30,509
Berkshire Hathaway, Inc. Cl B*	3,074	254,158
Boston Properties, Inc.	249	20,697
Capital One Financial Corp.	815	32,233
CB Richard Ellis Group, Inc. Cl A*	527	9,634
Charles Schwab Corp.	1,789	24,867
Chubb Corp.	558	31,800
Cincinnati Financial Corp.	289	8,338
Citigroup, Inc.*	41,984	163,738
CME Group, Inc.	123	32,035
Comerica, Inc.	320	11,888
Discover Financial Svcs.	973	16,230
E*Trade Financial Corp.*	360	5,234
Equity Residential	506	24,070
Federated Investors, Inc. Cl B	164	3,733
Fifth Third Bancorp	1,441	17,335
First Horizon National Corp.*	416	4,751
Franklin Resources, Inc.	265	28,329
Genworth Financial, Inc. Cl A*	872	10,656
Goldman Sachs Group, Inc.	929	134,315
Hartford Financial Svcs. Group, Inc.	805	18,475
HCP, Inc.	556	20,005
Health Care REIT, Inc.	223	10,557
Host Hotels & Resorts, Inc.	1,184	17,144
Hudson City Bancorp, Inc.	954	11,696

Huntington Bancshares, Inc.	1,320	7,484
IntercontinentalExchange, Inc.*	134	14,032
Invesco Ltd.	829	17,600
Janus Capital Group, Inc.	330	3,614
JPMorgan Chase & Co.	7,232	275,322
KeyCorp	1,561	12,426
Kimco Realty Corp.	719	11,324
Legg Mason, Inc.	273	8,275
Leucadia National Corp.*	354	8,361
Lincoln National Corp.	580	13,874
Loews Corp.	567	21,489
M&T Bank Corp.	153	12,517
Marsh & McLennan Cos., Inc.	962	23,203
Marshall & Ilsley Corp.	956	6,730
MetLife, Inc.	1,638	62,981
Moody’s Corp.	360	8,993
Morgan Stanley	2,563	63,255
Nasdaq OMX Group, Inc.*	257	4,994
Northern Trust Corp.	427	20,598
NYSE Euronext	468	13,371
People’s United Financial, Inc.	670	8,770
Plum Creek Timber Co., Inc.	289	10,202
PNC Financial Svcs. Grp., Inc.	947	49,159
Principal Financial Grp., Inc.	583	15,111
Progressive Corp.	1,172	24,460
ProLogis	873	10,284
Prudential Financial, Inc.	841	45,565
Public Storage	252	24,454
Regions Financial Corp.	2,271	16,510
Simon Property Group, Inc.	524	48,596
SLM Corp.*	843	9,737
State Street Corp.	911	34,308
SunTrust Banks, Inc.	898	23,195
T. Rowe Price Group, Inc.	457	22,880
Torchmark Corp.	145	7,705
Travelers Cos., Inc.	833	43,399
U.S. Bancorp	3,392	73,335
Unum Group	582	12,891
Ventas, Inc.	281	14,491
Vornado Realty Trust	291	24,889
Wells Fargo & Co.	9,479	238,207
XL Capital Ltd. Cl A	598	12,953
Zions Bancorporation	298	6,365
		2,892,615
HEALTH CARE (6.0%)
Abbott Laboratories	2,757	144,026
Aetna, Inc.	759	23,992
Allergan, Inc.	557	37,057
AmerisourceBergen Corp.	497	15,238
Amgen, Inc.*	1,716	94,569
Bard (C.R.), Inc.	166	13,517
Baxter International, Inc.	1,048	50,000

Becton, Dickinson & Co.	410	30,381
Biogen Idec, Inc.*	434	24,356
Boston Scientific Corp.*	2,718	16,661
Bristol-Myers Squibb Co.	3,041	82,442
Cardinal Health, Inc.	635	20,980
CareFusion Corp.*	344	8,545
Celgene Corp.*	816	47,010
Cephalon, Inc.*	134	8,367
Cerner Corp.*	126	10,583
CIGNA Corp.	487	17,425
Coventry Health Care, Inc.*	273	5,878
DaVita, Inc.*	183	12,632
Dentsply International, Inc.	253	8,088
Express Scripts, Inc.*	980	47,726
Forest Laboratories, Inc.*	510	15,774
Genzyme Corp.*	455	32,209
Gilead Sciences, Inc.*	1,508	53,700
Hospira, Inc.*	297	16,932
Humana, Inc.*	307	15,424
Intuitive Surgical, Inc.*	69	19,578
Johnson & Johnson	4,892	303,108
King Pharmaceuticals, Inc.*	448	4,462
Laboratory Corp. of America Hldgs.*	186	14,588
Life Technologies Corp.*	330	15,408
Lilly (Eli) & Co.	1,808	66,046
McKesson Corp.	471	29,098
Medco Health Solutions, Inc.*	786	40,919
Medtronic, Inc.	1,942	65,212
Merck & Co., Inc.	5,534	203,707
Mylan, Inc.*	547	10,289
Patterson Cos., Inc.	174	4,985
PerkinElmer, Inc.	214	4,952
Pfizer, Inc.	14,500	248,965
Quest Diagnostics, Inc.	264	13,324
St. Jude Medical, Inc.*	584	22,975
Stryker Corp.	612	30,631
Tenet Healthcare Corp.*	884	4,172
Thermo Fisher Scientific, Inc.*	723	34,617
UnitedHealth Group, Inc.	2,008	70,501
Varian Medical Systems, Inc.*	220	13,310
Waters Corp.*	163	11,537
Watson Pharmaceuticals, Inc.*	189	7,997
WellPoint, Inc.*	716	40,554
Zimmer Hldgs., Inc.*	358	18,734
		2,153,181
INDUSTRIALS (5.5%)
3M Co.	1,255	108,821
Avery Dennison Corp.	192	7,127
Boeing Co.	1,300	86,502
Caterpillar, Inc.	1,114	87,650
Cintas Corp.	239	6,584
CSX Corp.	683	37,784

Cummins, Inc.	350	31,703
Danaher Corp.	939	38,133
Deere & Co.	741	51,707
Donnelley (R.R.) & Sons Co.	367	6,224
Dover Corp.	330	17,229
Dun & Bradstreet Corp.	88	6,524
Eaton Corp.	297	24,500
Emerson Electric Co.	1,314	69,195
Equifax, Inc.	220	6,864
Expeditors Int’l. of Wash.	380	17,567
Fastenal Co.	264	14,042
FedEx Corp.	586	50,103
Flowserve Corp.	99	10,833
Fluor Corp.	322	15,949
General Dynamics Corp.	665	41,769
General Electric Co.	19,298	313,593
Goodrich Corp.	219	16,147
Grainger (W.W.), Inc.	105	12,507
Honeywell International, Inc.	1,372	60,286
Illinois Tool Works, Inc.	904	42,506
Iron Mountain, Inc.	357	7,975
ITT Corp.	328	15,360
Jacobs Engineering Group, Inc.*	225	8,708
L-3 Communications Hldgs., Inc.	199	14,382
Lockheed Martin Corp.	520	37,066
Masco Corp.	645	7,101
Norfolk Southern Corp.	663	39,455
Northrop Grumman Corp.	515	31,224
Paccar, Inc.	650	31,298
Pall Corp.	207	8,619
Parker Hannifin Corp.	283	19,827
Pitney Bowes, Inc.	365	7,804
Precision Castparts Corp.	244	31,073
Quanta Services, Inc.*	372	7,098
Raytheon Co.	664	30,351
Republic Services, Inc.	538	16,404
Robert Half Int’l., Inc.	257	6,682
Robinson (C.H.) Worldwide, Inc.	295	20,626
Rockwell Automation, Inc.	251	15,494
Rockwell Collins, Inc.	276	16,077
Roper Industries, Inc.	167	10,885
Ryder System, Inc.	94	4,020
Snap-On, Inc.	103	4,791
Southwest Airlines Co.	1,323	17,292
Stericycle, Inc.*	152	10,561
Textron, Inc.	484	9,951
Tyco International Ltd.	882	32,396
Union Pacific Corp.	880	71,984
United Parcel Service, Inc. Cl B	1,795	119,709
United Technologies Corp.	1,630	116,105
Waste Management, Inc.	839	29,986
		1,982,153

INFORMATION TECHNOLOGY (9.6%)
Adobe Systems, Inc.*	935	24,450
Advanced Micro Devices, Inc.*	1,033	7,345
Agilent Technologies, Inc.*	598	19,955
Akamai Technologies, Inc.*	321	16,108
Altera Corp.	533	16,075
Amphenol Corp. Cl A	311	15,233
Analog Devices, Inc.	514	16,129
Apple, Inc.*	1,599	453,711
Applied Materials, Inc.	2,403	28,067
Autodesk, Inc.*	403	12,884
Automatic Data Processing, Inc.	876	36,818
BMC Software, Inc.*	315	12,751
Broadcom Corp. Cl A	820	29,020
CA, Inc.	684	14,446
Cisco Systems, Inc.*	10,064	220,402
Citrix Systems, Inc.*	327	22,314
Cognizant Technology Solutions*	532	34,298
Computer Sciences Corp.	273	12,558
Compuware Corp.*	392	3,344
Corning, Inc.	2,810	51,367
Dell, Inc.*	2,993	38,789
eBay, Inc.*	2,057	50,191
Electronic Arts, Inc.*	602	9,891
EMC Corp.*	3,676	74,660
Fidelity Nat’l. Information Svcs., Inc.	470	12,751
First Solar, Inc.*	93	13,704
Fiserv, Inc.*	268	14,424
FLIR Systems, Inc.*	282	7,247
Google, Inc.*	440	231,348
Harris Corp.	229	10,142
Hewlett-Packard Co.	4,065	171,015
Int’l. Business Machines Corp.	2,240	300,474
Intel Corp.	9,908	190,531
Intuit, Inc.*	496	21,730
Jabil Circuit, Inc.	347	5,000
JDS Uniphase Corp.*	386	4,783
Juniper Networks, Inc.*	913	27,710
KLA-Tencor Corp.	290	10,217
Lexmark International, Inc. Cl A*	140	6,247
Linear Technology Corp.	398	12,231
LSI Corp.*	1,123	5,121
MasterCard, Inc.	170	38,080
McAfee, Inc.*	270	12,760
MEMC Electronic Materials, Inc.*	404	4,816
Microchip Technology, Inc.	326	10,253
Micron Technology, Inc.*	1,569	11,312
Microsoft Corp.	13,583	332,646
Molex, Inc.	245	5,128
Monster Worldwide, Inc.*	236	3,059
Motorola, Inc.*	4,146	35,365
National Semiconductor Corp.	424	5,414

NetApp, Inc.*	644	32,065
Novell, Inc.*	607	3,624
Novellus Systems, Inc.*	160	4,253
Nvidia Corp.*	1,023	11,949
Oracle Corp.	6,510	174,794
Paychex, Inc.	571	15,697
QLogic Corp.*	190	3,352
QUALCOMM, Inc.	2,816	127,058
Red Hat, Inc.*	340	13,940
SAIC, Inc.*	511	8,166
Salesforce.com, inc.*	209	23,366
SanDisk Corp.*	437	16,016
Symantec Corp.*	1,405	21,314
Tellabs, Inc.	680	5,066
Teradata Corp.*	297	11,452
Teradyne, Inc.*	321	3,576
Texas Instruments, Inc.	2,048	55,583
Total System Services, Inc.	292	4,450
VeriSign, Inc.*	312	9,903
Visa, Inc. Cl A	891	66,166
Western Digital Corp.*	424	12,037
Western Union Co.	1,191	21,045
Xerox Corp.	2,381	24,643
Xilinx, Inc.	454	12,081
Yahoo!, Inc.*	2,449	34,702
		3,440,612
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	376	31,140
Airgas, Inc.	132	8,969
AK Steel Hldg. Corp.	194	2,679
Alcoa, Inc.	1,863	22,561
Allegheny Technologies, Inc.	178	8,268
Ball Corp.	162	9,534
Bemis Co., Inc.	194	6,160
CF Industries Hldgs., Inc.	124	11,842
Cliffs Natural Resources, Inc.	252	16,108
Dow Chemical Co.	2,030	55,744
Du Pont (E.I.) de Nemours & Co.	1,577	70,366
Eastman Chemical Co.	123	9,102
Ecolab, Inc.	413	20,956
FMC Corp.	127	8,688
Freeport-McMoRan Copper & Gold, Inc.	835	71,301
Int’l. Flavors & Fragrances, Inc.	140	6,793
International Paper Co.	764	16,617
MeadWestvaco Corp.	299	7,290
Monsanto Co.	989	47,403
Newmont Mining Corp.	873	54,833
Nucor Corp.	571	21,812
Owens-Illinois, Inc.*	300	8,418
Pactiv Corp.*	243	8,014
PPG Industries, Inc.	293	21,330
Praxair, Inc.	544	49,101

Sealed Air Corp.	278	6,249
Sherwin-Williams Co.	160	12,022
Sigma-Aldrich Corp.	215	12,982
Titanium Metals Corp.*	162	3,234
United States Steel Corp.	252	11,048
Vulcan Materials Co.	236	8,713
Weyerhaeuser Co.	954	15,035
		664,312
TELECOMMUNICATION SERVICES (1.7%)
American Tower Corp. Cl A*	714	36,600
AT&T, Inc.	10,496	300,186
CenturyLink, Inc.	524	20,677
Frontier Communications Corp.	1,731	14,142
MetroPCS Communications, Inc.*	486	5,084
Qwest Communications Int’l., Inc.	3,039	19,055
Sprint Nextel Corp.*	5,495	25,442
Verizon Communications, Inc.	4,974	162,103
Windstream Corp.	857	10,533
		593,822
UTILITIES (1.9%)
AES Corp.*	1,201	13,631
Allegheny Energy, Inc.	304	7,454
Ameren Corp.	432	12,269
American Electric Power Co., Inc.	860	31,158
CenterPoint Energy, Inc.	761	11,963
CMS Energy Corp.	414	7,460
Consolidated Edison, Inc.	503	24,255
Constellation Energy Group, Inc.	373	12,026
Dominion Resources, Inc.	1,057	46,149
DTE Energy Co.	313	14,376
Duke Energy Corp.	2,358	41,760
Edison International	583	20,049
Entergy Corp.	339	25,944
EQT Corp.	272	9,808
Exelon Corp.	1,184	50,415
FirstEnergy Corp.	547	21,081
Integrys Energy Group, Inc.	139	7,236
NextEra Energy, Inc.	741	40,303
Nicor, Inc.	81	3,711
NiSource, Inc.	500	8,700
Northeast Utilities	319	9,433
NRG Energy, Inc.*	454	9,452
Oneok, Inc.	192	8,648
Pepco Hldgs., Inc.	401	7,459
PG&E Corp.	701	31,839
Pinnacle West Capital Corp.	197	8,130
PPL Corp.	863	23,499
Progress Energy Enterprise	526	23,365
Public Svc. Enterprise Group, Inc.	894	29,574
SCANA Corp.	202	8,145
Sempra Energy	442	23,780
Southern Co.	1,486	55,339

TECO Energy, Inc.	386	6,686
Wisconsin Energy Corp.	211	12,196
Xcel Energy, Inc.	828	19,019
		686,312
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,958,681) 51.5%		18,437,050

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	AAA	0.13	12/02/10	150,000	149,963
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $149,968) 0.4%					149,963

TOTAL INDEXED ASSETS (Cost: $19,108,649) 51.9%					18,587,013

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.9%)
Amazon.com, Inc.*	623	97,848
Apollo Group, Inc.*	498	25,572
California Pizza Kitchen, Inc.*	3,121	53,244
Carter’s, Inc.*	1,712	45,077
CPI Corp.	2,344	60,663
Darden Restaurants, Inc.	921	39,400
Deckers Outdoor Corp.*	852	42,566
Dillard’s, Inc. Cl A	2,478	58,580
Disney (Walt) Co.	2,478	82,047
Ford Motor Co.*	4,634	56,720
Fossil, Inc.*	600	32,274
G-III Apparel Group Ltd.*	991	31,098
Gymboree Corp.*	917	38,092
Johnson Controls, Inc.	2,155	65,728
Lincoln Educational Svcs. Corp.*	1,988	28,647
McDonald’s Corp.	1,418	105,655
NIKE, Inc. Cl B	999	80,060
OfficeMax, Inc.*	4,523	59,206
P.F. Chang’s China Bistro, Inc.	783	36,175
Pep Boys - Manny, Moe & Jack	3,013	31,878
Pinnacle Entertainment, Inc.*	5,015	55,917
Rent-A-Center, Inc.	2,299	51,452
Shutterfly, Inc.*	2,892	75,163
Smith & Wesson Hldg. Corp.*	4,743	16,885
Sonic Corp.*	2,762	22,317
Sotheby’s	488	17,968
Staples, Inc.	2,207	46,170
Steve Madden Ltd.*	946	38,843
Target Corp.	687	36,713
Tenneco, Inc.*	273	7,909
Time Warner Cable, Inc.	926	49,995
Time Warner, Inc.	1,558	47,753
Tupperware Brands Corp.	1,526	69,830
Urban Outfitters, Inc.*	1,116	35,087
Viacom, Inc. Cl B	1,768	63,984
Wolverine World Wide, Inc.	1,424	41,310
		1,747,826

CONSUMER STAPLES (3.2%)
Bassett Furniture Industries, Inc.*	2,479	12,221
ConAgra Foods, Inc.	2,585	56,715
Constellation Brands, Inc. Cl A*	3,862	68,319
Diamond Foods, Inc.	672	27,545
Estee Lauder Cos., Inc. Cl A	978	61,839
General Mills, Inc.	1,725	63,032
Hain Celestial Group, Inc.*	1,420	34,052
Kraft Foods, Inc. Cl A	2,724	84,063
Molson Coors Brewing Co. Cl B	1,473	69,555
Pantry, Inc.*	3,893	93,860
PepsiCo, Inc.	2,275	151,151
Proctor & Gamble Co.	2,904	174,153
TreeHouse Foods, Inc.*	594	27,383
Tyson Foods, Inc. Cl A	2,097	33,594
Vector Group Ltd.	2,277	42,588
Wal-Mart Stores, Inc.	3,043	162,861
		1,162,931
ENERGY (4.0%)
Apache Corp.	817	79,870
Brigham Exploration Co.*	7,355	137,906
ConocoPhillips	2,307	132,491
Energy XXI (Bermuda) Ltd.*	3,114	71,965
Exxon Mobil Corp.	4,414	272,741
Halliburton Co.	2,721	89,983
Hess Corp.	790	46,705
Hornbeck Offshore Svcs., Inc.*	2,133	41,572
MarkWest Energy Partners LP	2,117	76,043
McMoRan Exploration Co.*	12,120	208,585
National Oilwell Varco, Inc.	1,225	54,476
Noble Energy, Inc.	1,046	78,544
Occidental Petroleum Corp.	1,287	100,772
Range Resources Corp.	686	26,157
Southwestern Energy Co.*	521	17,422
		1,435,232
FINANCIALS (8.5%)
Allstate Corp.	2,786	87,898
AmTrust Financial Svcs., Inc.	877	12,734
Ashford Hospitality Trust, Inc.*	8,260	74,753
Aspen Insurance Hldgs. Ltd.	1,649	49,932
Associated Estates Realty Corp.	1,750	24,465
BancFirst Corp.	647	26,178
Bank Mutual Corp.	3,088	16,027
Bank of America Corp.	9,106	119,380
Bank of Marin Bancorp	430	13,863
Banner Corp.	4,060	8,770
BB&T Corp.	2,515	60,561
Berkshire Hathaway, Inc. Cl B*	1,519	125,591
Brookline Bancorp, Inc.	4,470	44,611
Bryn Mawr Bank Corp.	1,290	22,214
Capital One Financial Corp.	1,806	71,427
Cash America Int’l., Inc.	840	29,400
Chesapeake Lodging Trust	1,380	22,577
Citigroup, Inc.*	14,548	56,737
Colonial Properties Trust	2,420	39,180
DiamondRock Hospitality Co.*	711	6,747

Dime Community Bancshares	2,136	29,584
EastGroup Properties, Inc.	880	32,894
Ellington Financial LLC†***	3,400	67,150
FBR Capital Markets Corp.*	2,574	8,082
FelCor Lodging Trust, Inc.*	5,880	27,048
Financial Select Sector SPDR Fund	7,681	110,222
First Financial Bancorp.	1,558	25,987
First Interstate BancSytem, Inc.	1,972	26,543
First Niagara Financial Group, Inc.	2,483	28,927
Forest City Enterprises, Inc. Cl A*	3,352	43,006
Glacier Bancorp, Inc.	2,394	34,952
Goldman Sachs Group, Inc.	578	83,567
Hersha Hospitality Trust	3,380	17,508
Highwoods Properties, Inc.	1,454	47,211
IBERIABANK Corp.	548	27,389
Investors Bancorp, Inc.*	2,240	26,522
iShares Russell 2000 Growth Index Fund	634	47,385
JPMorgan Chase & Co.	4,350	165,605
KKR Financial Hldgs. LLC	2,430	21,335
Marlin Business Svcs. Corp.*	2,395	28,740
MB Financial, Inc.	1,586	25,725
Meadowbrook Insurance Group, Inc.	5,010	44,940
Medical Properties Trust, Inc.	1,114	11,296
MFA Financial, Inc.	1,834	13,993
Mid-America Apt. Communities, Inc.	508	29,606
National Retail Pptys., Inc.	1,297	32,568
NBH Hldgs. Co.†***	2,617	51,032
NewAlliance Bancshares, Inc.	3,683	46,479
Northwest Bancshares, Inc.	2,676	29,944
Pennsylvania REIT	3,244	38,474
People’s United Financial, Inc.	3,757	49,179
PHH Corp.*	1,771	37,297
PMA Capital Corp. Cl A*	3,658	27,581
ProAssurance Corp.*	827	47,627
Prosperity Bancshares, Inc.	840	27,275
PS Business Parks, Inc.	459	25,966
S.Y. Bancorp, Inc.	2,473	61,380
SeaBright Hldgs., Inc.	4,210	33,933
Senior Housing Pptys. Trust	3,205	75,318
Signature Bank*	1,774	68,902
Simon Property Group, Inc.	884	81,982
Stifel Financial Corp.*	642	29,718
SVB Financial Group*	1,030	43,590
Symetra Financial Corp.	1,670	17,468
U.S. Bancorp	2,581	55,801
UMB Financial Corp.	750	26,633
Urstadt Biddle Properties Cl A	1,150	20,792
Wells Fargo & Co.	5,220	131,179
Westamerica Bancorporation	885	48,224
Westfield Financial, Inc.	1,520	11,856
		3,058,460
HEALTH CARE (5.4%)
Abbott Laboratories	2,774	144,914
Abiomed, Inc.*	4,439	47,098
Acorda Therapeutics, Inc.*	952	31,435
Allied Healthcare Int’l., Inc.*	6,546	16,365
Almost Family, Inc.*	748	22,163
Alnylam Pharmaceuticals, Inc.*	533	6,545
Alphatec Hldgs., Inc.*	12,832	27,332

American Medical Systems Hldgs., Inc.*	2,740	53,649
Auxilium Pharmaceuticals, Inc.*	601	14,893
Bruker Corp.*	1,700	23,851
Celgene Corp.*	1,147	66,079
Conceptus, Inc.*	2,346	32,258
Cyberonics, Inc.*	1,456	38,846
Emergent Biosolutions, Inc.*	1,343	23,180
Enzon Pharmaceuticals, Inc.*	10,254	115,358
Exelixis, Inc.*	4,588	17,985
Geron Corp.*	1,714	9,478
Gilead Sciences, Inc.*	2,123	75,600
HMS Hldgs. Corp.*	728	42,908
Human Genome Sciences, Inc.*	1,014	30,207
Inspire Pharmaceuticals, Inc.*	2,725	16,214
IPC The Hospitalist Co.*	1,150	31,418
Johnson & Johnson	2,920	180,923
Laboratory Corp. of America Hldgs.*	656	51,450
MAP Pharmaceuticals, Inc.*	488	7,466
McKesson Corp.	1,178	72,777
MedAssets, Inc.*	1,700	35,768
Medco Health Solutions, Inc.*	893	46,490
Medtronic, Inc.	1,221	41,001
Merck & Co., Inc.	3,802	139,952
Mylan, Inc.*	3,702	69,635
Neogen Corp.*	1,483	50,200
Omnicell, Inc.*	2,340	30,607
Onyx Pharmaceuticals, Inc.*	853	22,502
Optimer Pharmaceuticals, Inc.*	890	8,161
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	550	12,722
Quidel Corp.*	1,075	11,814
Regeneron Pharmaceuticals, Inc.*	552	15,125
RehabCare Group, Inc.*	1,090	22,040
Salix Pharmaceuticals Ltd.*	1,253	49,769
Seattle Genetics, Inc.*	2,047	31,790
St. Jude Medical, Inc.*	764	30,056
Steris Corp.	1,933	64,214
SXC Health Solutions Corp.*	746	27,207
UnitedHealth Group, Inc.	831	29,176
		1,938,621
INDUSTRIALS (6.0%)
Acco Brands Corp.*	3,778	21,724
Actuant Corp. Cl A	1,988	45,644
Administaff, Inc.	510	13,734
Alaska Air Group, Inc.*	696	35,517
Ameron International Corp.	951	64,630
Astec Industries, Inc.*	963	27,474
ATC Technology Corp.*	1,450	35,873
AZZ, Inc.	1,699	72,785
Belden, Inc.	712	18,783
Boeing Co.	1,826	121,502
Cenveo, Inc.*	1,540	7,746
Clarcor, Inc.	650	25,110
Cummins, Inc.	927	83,968
EMCOR Group, Inc.*	900	22,131
Encore Wire Corp.	2,029	41,615
Expeditors Int’l. of Wash.	1,703	78,730
FedEx Corp.	928	79,344
Flowserve Corp.	472	51,646

Force Protection, Inc.*	5,706	28,758
General Electric Co.	10,739	174,509
Genesee & Wyoming, Inc. Cl A*	2,270	98,495
Graham Corp.	1,395	21,650
Great Lakes Dredge & Dock Co.	4,699	27,301
Healthcare Svcs. Group, Inc.	1,200	27,348
Hub Group, Inc. Cl A*	967	28,294
Illinois Tool Works, Inc.	1,386	65,170
JetBlue Airways Corp*	3,709	24,813
Kaydon Corp.	2,141	74,079
Lufkin Industries, Inc.	651	28,579
Miller Industries, Inc.	3,081	41,686
Mueller Industries, Inc.	2,030	53,775
Old Dominion Freight Line, Inc.*	3,600	91,512
Orion Marine Group, Inc.*	3,128	38,818
Powell Industries, Inc.*	648	20,166
RBC Bearings, Inc.*	1,070	36,359
Robbins & Myers, Inc.	1,550	41,509
SFN Group, Inc.*	5,277	31,715
Southwest Airlines Co.	3,855	50,385
Sun Hydraulics Corp.	1,394	39,297
Teledyne Technologies, Inc.*	977	38,904
Tutor Perini Corp.*	3,908	78,512
Union Pacific Corp.	649	53,088
United Technologies Corp.	1,298	92,457
Universal Forest Products, Inc.	520	15,210
		2,170,345
INFORMATION TECHNOLOGY (8.8%)
ADPT Corp.*	4,520	13,334
Adtran, Inc.	1,090	38,477
Anixter International, Inc.*	591	31,908
Apple, Inc.*	992	281,480
Ariba, Inc.*	1,630	30,807
Automatic Data Processing, Inc.	1,109	46,611
Ceragon Networks Ltd.*	2,628	25,991
Cirrus Logic, Inc.*	1,365	24,352
Cisco Systems, Inc.*	5,725	125,378
Cognizant Technology Solutions*	804	51,834
Coherent, Inc.*	684	27,367
CommVault Systems, Inc.*	2,252	58,620
comScore, Inc.*	1,573	36,997
DemandTec, Inc.*	1,570	14,774
EMC Corp.*	2,044	41,514
Forrester Research, Inc.*	1,395	46,147
Global Cash Access Hldgs., Inc.*	9,939	40,551
Google, Inc.*	254	133,551
Harmonic, Inc.*	1,012	6,963
Hewlett-Packard Co.	2,694	113,337
iGATE Corp.	1,375	24,943
Informatica Corp.*	2,636	101,249
Int’l. Business Machines Corp.	1,243	166,736
Intevac, Inc.*	2,055	20,571
JDA Software Group, Inc.*	984	24,954
KLA-Tencor Corp.	1,270	44,742
Lattice Semiconductor Corp.*	4,404	20,919
Lawson Software, Inc.*	3,721	31,517
LogMeIn, Inc.*	1,710	61,526
Mercury Computer Systems, Inc.*	2,836	34,117
Microsemi Corp.*	3,258	55,875

Microsoft Corp.	5,640	138,124
MKS Instruments, Inc.*	2,556	45,957
Monolithic Power Systems, Inc.*	1,245	20,331
Monotype Imaging Hldgs., Inc.*	2,236	20,459
Netlogic Microsystems, Inc.*	1,017	28,049
Oracle Corp.	3,672	98,593
Parametric Technology Corp.*	4,635	90,568
Plexus Corp.*	2,704	79,362
Polycom, Inc.*	745	20,324
QUALCOMM, Inc.	2,005	90,466
Rackspace Hosting, Inc.*	1,253	32,553
RightNow Technologies, Inc.*	1,688	33,254
Riverbed Technology, Inc.*	1,198	54,605
Rogers Corp.*	1,065	33,526
Salesforce.com, inc.*	780	87,204
Sapient Corp.	1,978	23,677
SAVVIS, Inc.*	1,273	26,835
Semtech Corp.*	1,239	25,015
Sourcefire, Inc.*	1,478	42,626
SuccessFactors, Inc.*	1,123	28,199
Super Micro Computer, Inc.*	4,389	45,602
Synaptics, Inc.*	404	11,369
Texas Instruments, Inc.	2,304	62,531
Tibco Software, Inc.*	6,570	116,552
TTM Technologies, Inc.*	2,410	23,594
Websense, Inc.*	2,477	43,942
Xyratex Ltd.*	1,743	25,866
Yahoo!, Inc.*	1,928	27,320
		3,153,645
MATERIALS (2.8%)
Allied Nevada Gold Corp.*	1,452	38,478
Ball Corp.	993	58,438
Buckeye Technologies, Inc.	1,810	26,625
Commercial Metals Co.	2,304	33,385
Crown Hldgs., Inc.*	3,477	99,651
Cytec Industries, Inc.	988	55,703
Dow Chemical Co.	1,977	54,288
Eastman Chemical Co.	1,064	78,736
Ferro Corp.*	1,225	15,790
FMC Corp.	1,063	72,720
Freeport-McMoRan Copper & Gold, Inc.	694	59,261
Innophos Hldgs., Inc.	1,453	48,094
Kaiser Aluminum Corp.	1,344	57,510
Sensient Technologies Corp.	694	21,160
Silgan Hldgs., Inc.	3,516	111,457
Taseko Mines Ltd.*	11,047	57,444
Universal Stainless & Alloy Products, Inc.*	589	14,466
US Gold Corp.*	15,124	75,166
Zep, Inc.	1,533	26,736
		1,005,108
TELECOMMUNICATION SERVICES (1.1%)
Alaska Comm. Systems Group, Inc.	1,340	13,601
AT&T, Inc.	4,771	136,451
Consolidated Comms. Hldgs., Inc.	4,368	81,551
FairPoint Communications, Inc.*	1	0
Qwest Communications Int’l., Inc.	8,146	51,075
Sprint Nextel Corp.*	10,544	48,819
Syniverse Hldgs., Inc.*	2,899	65,720
		397,217

UTILITIES (1.4%)
Avista Corp.	2,246	46,896
Black Hills Corp.	630	19,656
Dominion Resources, Inc.	1,689	73,742
Edison International	977	33,599
Entergy Corp.	264	20,204
Idacorp, Inc.	992	35,633
Northwest Natural Gas Co.	1,218	57,794
PNM Resources, Inc.	2,483	28,281
PPL Corp.	1,083	29,490
Public Svc. Enterprise Group, Inc.	1,903	62,951
Sempra Energy	888	47,774
Unisource Energy Corp.	1,436	48,005
		504,025

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $14,975,359) 46.1%		16,573,410

	Shares	Value
ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	20,154
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		20,154

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	AAA	0.15	11/26/10	150,000	149,965
U.S. Treasury Bill	AAA	0.15	11/26/10	200,000	199,953
					349,918
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $349,918) 1.0%					349,918

TOTAL ACTIVE ASSETS (Cost: $15,335,277) 47.2%					16,943,482

TEMPORARY CASH INVESTMENTS (2) (Cost: $165,400) 0.5%					165,400

TOTAL INVESTMENTS (Cost: $34,609,326) 99.6%					35,695,895

OTHER NET ASSETS 0.4%					150,724

NET ASSETS 100.0%					$35,846,619

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Abercrombie & Fitch Co. Cl A	367	14,430
Amazon.com, Inc.*	1,469	230,721
Apollo Group, Inc.*	526	27,010
AutoNation, Inc.*	267	6,208
AutoZone, Inc.*	120	27,469
Bed Bath & Beyond, Inc.*	1,122	48,706
Best Buy Co., Inc.	1,447	59,081
Big Lots, Inc.*	319	10,607
CarMax, Inc.*	943	26,272
Carnival Corp.	1,812	69,237
CBS Corp. Cl B	2,966	47,041
Coach, Inc.	1,250	53,700
Comcast Corp. Cl A	12,003	217,014
D.R. Horton, Inc.	1,210	13,455
Darden Restaurants, Inc.	592	25,326
DeVry, Inc.	250	12,303
DIRECTV Cl A*	3,578	148,952
Discovery Communications, Inc. Cl A*	1,180	51,389
Disney (Walt) Co.	7,969	263,854
Eastman Kodak Co.*	1,122	4,712
Expedia, Inc.	815	22,991
Family Dollar Stores, Inc.	555	24,509
Ford Motor Co.*	13,809	169,022
Fortune Brands, Inc.	634	31,212
GameStop Corp. Cl A*	603	11,885
Gannett Co., Inc.	1,024	12,524
Gap, Inc.	1,816	33,850
Genuine Parts Co.	660	29,429
Goodyear Tire & Rubber Co.*	1,016	10,922
H&R Block, Inc.	1,309	16,952
Harley-Davidson, Inc.	1,012	28,781
Harman Int’l. Industries, Inc.*	293	9,789
Hasbro, Inc.	579	25,771
Home Depot, Inc.	7,005	221,918
International Game Technology	1,284	18,554
Interpublic Group of Cos., Inc.*	2,034	20,401
Johnson Controls, Inc.	2,820	86,010
Kohl’s Corp.*	1,285	67,694
Leggett & Platt, Inc.	614	13,975
Lennar Corp. Cl A	692	10,643
Limited Brands, Inc.	1,100	29,458
Lowe’s Cos., Inc.	6,021	134,208
Macy’s, Inc	1,769	40,846
Marriott International, Inc. Cl A	1,207	43,247
Mattel, Inc.	1,475	34,604

McDonald’s Corp.	4,490	334,550
McGraw-Hill Cos., Inc.	1,293	42,747
Meredith Corp.	153	5,096
New York Times Co. Cl A*	504	3,901
Newell Rubbermaid, Inc.	1,184	21,087
News Corp. Cl A	9,739	127,191
NIKE, Inc. Cl B	1,605	128,625
Nordstrom, Inc.	709	26,375
O’Reilly Automotive, Inc.*	581	30,909
Office Depot, Inc.*	1,185	5,451
Omnicom Group, Inc.	1,243	49,074
Penney (J.C.) Co., Inc.	993	26,990
Polo Ralph Lauren Corp.	269	24,172
Priceline.com, Inc.*	204	71,061
Pulte Homes, Inc.*	1,469	12,868
RadioShack Corp.	529	11,284
Ross Stores, Inc.	506	27,638
Scripps Networks Interactive, Inc. Cl A	376	17,890
Sears Hldgs. Corp.*	192	13,851
Stanley Black & Decker, Inc.	708	43,386
Staples, Inc.	3,122	65,312
Starbucks Corp.	3,137	80,244
Starwood Hotels & Resorts	784	41,199
Target Corp.	3,027	161,763
Tiffany & Co.	521	24,482
Time Warner Cable, Inc.	1,532	82,713
Time Warner, Inc.	4,772	146,262
TJX Cos., Inc.	1,677	74,845
Urban Outfitters, Inc.*	554	17,418
V.F. Corp.	365	29,572
Viacom, Inc. Cl B	2,536	91,778
Washington Post Co. Cl B	24	9,586
Whirlpool Corp.	314	25,421
Wyndham Worldwide Corp.	742	20,383
Wynn Resorts Ltd.	311	26,985
Yum! Brands, Inc.	1,967	90,600
		4,519,391
CONSUMER STAPLES (11.2%)
Altria Group, Inc.	8,814	211,712
Archer-Daniels-Midland Co.	2,690	85,865
Avon Products, Inc.	1,809	58,087
Brown-Forman Corp. Cl B	428	26,382
Campbell Soup Co.	806	28,815
Clorox Co.	582	38,854
Coca-Cola Co.	9,675	566,181
Coca-Cola Enterprises, Inc.*	1,398	43,338
Colgate-Palmolive Co.	2,018	155,103
ConAgra Foods, Inc.	1,865	40,918
Constellation Brands, Inc. Cl A*	735	13,002

Costco Wholesale Corp.	1,845	118,984
CVS Caremark Corp.	5,667	178,340
Dean Foods Co.*	778	7,943
Dr. Pepper Snapple Group, Inc.	1,011	35,911
Estee Lauder Cos., Inc. Cl A	479	30,287
General Mills, Inc.	2,709	98,987
Heinz (H.J.) Co.	1,318	62,434
Hershey Co.	625	29,744
Hormel Foods Corp.	292	13,023
J.M. Smucker Co.	500	30,265
Kellogg Co.	1,101	55,612
Kimberly-Clark Corp.	1,717	111,691
Kraft Foods, Inc. Cl A	7,394	228,179
Kroger Co.	2,660	57,616
Lorillard, Inc.	637	51,157
McCormick & Co., Inc.	554	23,290
Mead Johnson Nutrition Co.	868	49,398
Molson Coors Brewing Co. Cl B	659	31,118
PepsiCo, Inc.	6,709	445,746
Philip Morris Int’l., Inc.	7,705	431,634
Proctor & Gamble Co.	11,956	717,001
Reynolds American, Inc.	714	42,404
Safeway, Inc.	1,617	34,216
Sara Lee Corp.	2,797	37,564
SUPERVALU, Inc.	875	10,089
Sysco Corp.	2,454	69,988
Tyson Foods, Inc. Cl A	1,343	21,515
Wal-Mart Stores, Inc.	8,358	447,320
Walgreen Co.	4,109	137,652
Whole Foods Market, Inc.*	599	22,229
		4,899,594
ENERGY (10.8%)
Anadarko Petroleum Corp.	2,074	118,322
Apache Corp.	1,535	150,062
Baker Hughes, Inc.	1,822	77,617
Cabot Oil & Gas Corp.	462	13,911
Cameron International Corp.*	1,025	44,034
Chesapeake Energy Corp.	2,737	61,993
Chevron Corp.	8,533	691,600
ConocoPhillips	6,259	359,454
Consol Energy, Inc.	929	34,336
Denbury Resources, Inc.*	1,737	27,601
Devon Energy Corp.	1,828	118,345
Diamond Offshore Drilling, Inc	293	19,857
El Paso Corp.	2,957	36,608
EOG Resources, Inc.	1,097	101,988
Exxon Mobil Corp.	21,440	1,324,773
FMC Technologies, Inc.*	511	34,896
Halliburton Co.	3,892	128,708

Helmerich & Payne, Inc.	463	18,733
Hess Corp.	1,220	72,126
Marathon Oil Corp.	3,012	99,697
Massey Energy Co.	452	14,021
Murphy Oil Corp.	812	50,279
Nabors Industries Ltd.*	1,220	22,033
National Oilwell Varco, Inc.	1,758	78,178
Noble Energy, Inc.	765	57,444
Occidental Petroleum Corp.	3,481	272,562
Peabody Energy Corp.	1,109	54,352
Pioneer Natural Resources Co.	488	31,735
QEP Resources, Inc.	744	22,424
Range Resources Corp.	691	26,348
Rowan Cos., Inc.*	486	14,755
Schlumberger Ltd.	5,690	350,561
Southwestern Energy Co.*	1,513	50,595
Spectra Energy Corp.	2,757	62,170
Sunoco, Inc.	527	19,236
Tesoro Corp.	605	8,083
Valero Energy Corp.	2,424	42,444
Williams Cos., Inc.	2,545	48,635
		4,760,516
FINANCIALS (15.5%)
ACE Ltd.	1,418	82,599
Aflac, Inc.	1,981	102,438
Allstate Corp.	2,213	69,820
American Express Co.	4,400	184,932
American Int’l. Group, Inc.*	575	22,483
Ameriprise Financial, Inc.	1,049	49,649
Aon Corp.	1,120	43,803
Apartment Investment & Management Co. Cl A	495	10,583
Assurant, Inc.	450	18,315
AvalonBay Communities, Inc.	362	37,623
Bank of America Corp.	43,160	565,828
Bank of New York Mellon Corp.	5,170	135,092
BB&T Corp.	2,981	71,782
Berkshire Hathaway, Inc. Cl B*	7,234	598,107
Boston Properties, Inc.	587	48,791
Capital One Financial Corp.	1,918	75,857
CB Richard Ellis Group, Inc. Cl A*	1,240	22,667
Charles Schwab Corp.	4,211	58,533
Chubb Corp.	1,311	74,714
Cincinnati Financial Corp.	681	19,647
Citigroup, Inc.*	98,802	385,328
CME Group, Inc.	289	75,270
Comerica, Inc.	755	28,048
Discover Financial Svcs.	2,289	38,181
E*Trade Financial Corp.*	848	12,330
Equity Residential	1,193	56,751

Federated Investors, Inc. Cl B	385	8,763
Fifth Third Bancorp	3,391	40,794
First Horizon National Corp.*	980	11,178
Franklin Resources, Inc.	624	66,706
Genworth Financial, Inc. Cl A*	2,054	25,100
Goldman Sachs Group, Inc.	2,188	316,341
Hartford Financial Svcs. Group, Inc.	1,894	43,467
HCP, Inc.	1,310	47,134
Health Care REIT, Inc.	526	24,901
Host Hotels & Resorts, Inc.	2,788	40,370
Hudson City Bancorp, Inc.	2,247	27,548
Huntington Bancshares, Inc.	3,108	17,622
IntercontinentalExchange, Inc.*	316	33,092
Invesco Ltd.	1,952	41,441
Janus Capital Group, Inc.	777	8,508
JPMorgan Chase & Co.	17,019	647,913
KeyCorp	3,675	29,253
Kimco Realty Corp.	1,692	26,649
Legg Mason, Inc.	641	19,429
Leucadia National Corp.*	833	19,675
Lincoln National Corp.	1,366	32,675
Loews Corp.	1,333	50,521
M&T Bank Corp.	361	29,533
Marsh & McLennan Cos., Inc.	2,264	54,608
Marshall & Ilsley Corp.	2,251	15,847
MetLife, Inc.	3,855	148,225
Moody’s Corp.	849	21,208
Morgan Stanley	6,032	148,870
Nasdaq OMX Group, Inc.*	606	11,775
Northern Trust Corp.	1,007	48,578
NYSE Euronext	1,102	31,484
People’s United Financial, Inc.	1,578	20,656
Plum Creek Timber Co., Inc.	682	24,075
PNC Financial Svcs. Grp., Inc.	2,228	115,655
Principal Financial Grp., Inc.	1,373	35,588
Progressive Corp.	2,759	57,580
ProLogis	2,055	24,208
Prudential Financial, Inc.	1,980	107,276
Public Storage	593	57,545
Regions Financial Corp.	5,345	38,858
Simon Property Group, Inc.	1,234	114,441
SLM Corp.*	1,984	22,915
State Street Corp.	2,144	80,743
SunTrust Banks, Inc.	2,115	54,630
T. Rowe Price Group, Inc.	1,077	53,920
Torchmark Corp.	342	18,174
Travelers Cos., Inc.	1,959	102,064
U.S. Bancorp	7,983	172,592
Unum Group	1,370	30,346

Ventas, Inc.	663	34,191
Vornado Realty Trust	685	58,588
Wells Fargo & Co.	22,308	560,600
XL Capital Ltd. Cl A	1,407	30,476
Zions Bancorporation	702	14,995
		6,808,495
HEALTH CARE (11.5%)
Abbott Laboratories	6,490	339,038
Aetna, Inc.	1,786	56,455
Allergan, Inc.	1,312	87,287
AmerisourceBergen Corp.	1,170	35,872
Amgen, Inc.*	4,038	222,534
Bard (C.R.), Inc.	391	31,839
Baxter International, Inc.	2,468	117,748
Becton, Dickinson & Co.	967	71,655
Biogen Idec, Inc.*	1,020	57,242
Boston Scientific Corp.*	6,396	39,207
Bristol-Myers Squibb Co.	7,156	193,999
Cardinal Health, Inc.	1,494	49,362
CareFusion Corp.*	809	20,096
Celgene Corp.*	1,921	110,669
Cephalon, Inc.*	316	19,731
Cerner Corp.*	298	25,029
CIGNA Corp.	1,147	41,040
Coventry Health Care, Inc.*	642	13,822
DaVita, Inc.*	432	29,821
Dentsply International, Inc.	597	19,086
Express Scripts, Inc.*	2,307	112,351
Forest Laboratories, Inc.*	1,198	37,054
Genzyme Corp.*	1,072	75,887
Gilead Sciences, Inc.*	3,548	126,344
Hospira, Inc.*	699	39,850
Humana, Inc.*	724	36,374
Intuitive Surgical, Inc.*	164	46,533
Johnson & Johnson	11,513	713,345
King Pharmaceuticals, Inc.*	1,054	10,498
Laboratory Corp. of America Hldgs.*	438	34,352
Life Technologies Corp.*	777	36,278
Lilly (Eli) & Co.	4,257	155,508
McKesson Corp.	1,109	68,514
Medco Health Solutions, Inc.*	1,847	96,155
Medtronic, Inc.	4,570	153,461
Merck & Co., Inc.	13,025	479,450
Mylan, Inc.*	1,288	24,227
Patterson Cos., Inc.	410	11,747
PerkinElmer, Inc.	504	11,663
Pfizer, Inc.	34,125	585,926
Quest Diagnostics, Inc.	622	31,392
St. Jude Medical, Inc.*	1,375	54,093

Stryker Corp.	1,440	72,072
Tenet Healthcare Corp.*	2,081	9,822
Thermo Fisher Scientific, Inc.*	1,701	81,444
UnitedHealth Group, Inc.	4,727	165,965
Varian Medical Systems, Inc.*	518	31,339
Waters Corp.*	383	27,109
Watson Pharmaceuticals, Inc.*	445	18,828
WellPoint, Inc.*	1,684	95,382
Zimmer Hldgs., Inc.*	844	44,167
		5,068,662
INDUSTRIALS (10.6%)
3M Co.	2,955	256,228
Avery Dennison Corp.	452	16,778
Boeing Co.	3,061	203,679
Caterpillar, Inc.	2,622	206,299
Cintas Corp.	562	15,483
CSX Corp.	1,608	88,955
Cummins, Inc.	823	74,547
Danaher Corp.	2,210	89,748
Deere & Co.	1,743	121,627
Donnelley (R.R.) & Sons Co.	864	14,653
Dover Corp.	777	40,567
Dun & Bradstreet Corp.	207	15,347
Eaton Corp.	698	57,578
Emerson Electric Co.	3,093	162,877
Equifax, Inc.	519	16,193
Expeditors Int’l. of Wash.	896	41,422
Fastenal Co.	621	33,031
FedEx Corp.	1,381	118,076
Flowserve Corp.	234	25,604
Fluor Corp.	759	37,593
General Dynamics Corp.	1,565	98,298
General Electric Co.	45,415	737,994
Goodrich Corp.	515	37,971
Grainger (W.W.), Inc.	248	29,539
Honeywell International, Inc.	3,229	141,882
Illinois Tool Works, Inc.	2,128	100,059
Iron Mountain, Inc.	841	18,788
ITT Corp.	773	36,200
Jacobs Engineering Group, Inc.*	531	20,550
L-3 Communications Hldgs., Inc.	466	33,678
Lockheed Martin Corp.	1,223	87,175
Masco Corp.	1,519	16,724
Norfolk Southern Corp.	1,560	92,836
Northrop Grumman Corp.	1,212	73,484
Paccar, Inc.	1,531	73,718
Pall Corp.	488	20,320
Parker Hannifin Corp.	666	46,660
Pitney Bowes, Inc.	861	18,408

Precision Castparts Corp.	576	73,354
Quanta Services, Inc.*	876	16,714
Raytheon Co.	1,564	71,490
Republic Services, Inc.	1,265	38,570
Robert Half Int’l., Inc.	604	15,704
Robinson (C.H.) Worldwide, Inc.	695	48,594
Rockwell Automation, Inc.	592	36,544
Rockwell Collins, Inc.	650	37,863
Roper Industries, Inc.	394	25,681
Ryder System, Inc.	221	9,452
Snap-On, Inc.	243	11,302
Southwest Airlines Co.	3,115	40,713
Stericycle, Inc.*	359	24,943
Textron, Inc.	1,139	23,418
Tyco International Ltd.	2,076	76,251
Union Pacific Corp.	2,071	169,408
United Parcel Service, Inc. Cl B	4,225	281,765
United Technologies Corp.	3,837	273,310
Waste Management, Inc.	1,975	70,587
		4,666,232
INFORMATION TECHNOLOGY (18.4%)
Adobe Systems, Inc.*	2,201	57,556
Advanced Micro Devices, Inc.*	2,431	17,284
Agilent Technologies, Inc.*	1,409	47,018
Akamai Technologies, Inc.*	757	37,986
Altera Corp.	1,255	37,851
Amphenol Corp. Cl A	731	35,804
Analog Devices, Inc.	1,211	38,001
Apple, Inc.*	3,765	1,068,317
Applied Materials, Inc.	5,656	66,062
Autodesk, Inc.*	949	30,340
Automatic Data Processing, Inc.	2,062	86,666
BMC Software, Inc.*	743	30,077
Broadcom Corp. Cl A	1,931	68,338
CA, Inc.	1,609	33,982
Cisco Systems, Inc.*	23,685	518,702
Citrix Systems, Inc.*	771	52,613
Cognizant Technology Solutions*	1,253	80,781
Computer Sciences Corp.	644	29,624
Compuware Corp.*	923	7,873
Corning, Inc.	6,614	120,904
Dell, Inc.*	7,044	91,290
eBay, Inc.*	4,840	118,096
Electronic Arts, Inc.*	1,418	23,298
EMC Corp.*	8,652	175,722
Fidelity Nat’l. Information Svcs., Inc.	1,107	30,033
First Solar, Inc.*	220	32,417
Fiserv, Inc.*	632	34,014
FLIR Systems, Inc.*	665	17,091

Google, Inc.*	1,035	544,193
Harris Corp.	540	23,917
Hewlett-Packard Co.	9,568	402,526
Int’l. Business Machines Corp.	5,271	707,052
Intel Corp.	23,316	448,367
Intuit, Inc.*	1,168	51,170
Jabil Circuit, Inc.	818	11,787
JDS Uniphase Corp.*	910	11,275
Juniper Networks, Inc.*	2,149	65,222
KLA-Tencor Corp.	683	24,062
Lexmark International, Inc. Cl A*	330	14,725
Linear Technology Corp.	937	28,794
LSI Corp.*	2,641	12,043
MasterCard, Inc.	401	89,824
McAfee, Inc.*	637	30,105
MEMC Electronic Materials, Inc.*	951	11,336
Microchip Technology, Inc.	767	24,122
Micron Technology, Inc.*	3,692	26,619
Microsoft Corp.	31,966	782,847
Molex, Inc.	577	12,077
Monster Worldwide, Inc.*	557	7,219
Motorola, Inc.*	9,757	83,227
National Semiconductor Corp.	998	12,744
NetApp, Inc.*	1,516	75,482
Novell, Inc.*	1,429	8,531
Novellus Systems, Inc.*	375	9,968
Nvidia Corp.*	2,409	28,137
Oracle Corp.	15,317	411,261
Paychex, Inc.	1,346	37,002
QLogic Corp.*	449	7,920
QUALCOMM, Inc.	6,628	299,055
Red Hat, Inc.*	802	32,882
SAIC, Inc.*	1,202	19,208
Salesforce.com, inc.*	492	55,006
SanDisk Corp.*	1,030	37,750
Symantec Corp.*	3,307	50,167
Tellabs, Inc.	1,602	11,935
Teradata Corp.*	699	26,953
Teradyne, Inc.*	755	8,411
Texas Instruments, Inc.	4,817	130,733
Total System Services, Inc.	686	10,455
VeriSign, Inc.*	732	23,234
Visa, Inc. Cl A	2,097	155,723
Western Digital Corp.*	999	28,362
Western Union Co.	2,802	49,511
Xerox Corp.	5,603	57,991
Xilinx, Inc.	1,066	28,366
Yahoo!, Inc.*	5,765	81,690
		8,098,726

MATERIALS (3.6%)
Air Products & Chemicals, Inc.	885	73,296
Airgas, Inc.	311	21,132
AK Steel Hldg. Corp.	457	6,311
Alcoa, Inc.	4,385	53,102
Allegheny Technologies, Inc.	419	19,463
Ball Corp.	383	22,540
Bemis Co., Inc.	457	14,510
CF Industries Hldgs., Inc.	292	27,886
Cliffs Natural Resources, Inc.	593	37,905
Dow Chemical Co.	4,777	131,176
Du Pont (E.I.) de Nemours & Co.	3,713	165,674
Eastman Chemical Co.	291	21,534
Ecolab, Inc.	974	49,421
FMC Corp.	300	20,523
Freeport-McMoRan Copper & Gold, Inc.	1,966	167,877
Int’l. Flavors & Fragrances, Inc.	330	16,012
International Paper Co.	1,799	39,128
MeadWestvaco Corp.	704	17,164
Monsanto Co.	2,327	111,533
Newmont Mining Corp.	2,054	129,012
Nucor Corp.	1,344	51,341
Owens-Illinois, Inc.*	706	19,810
Pactiv Corp.*	572	18,865
PPG Industries, Inc.	689	50,159
Praxair, Inc.	1,282	115,713
Sealed Air Corp.	654	14,702
Sherwin-Williams Co.	378	28,403
Sigma-Aldrich Corp.	507	30,613
Titanium Metals Corp.*	383	7,645
United States Steel Corp.	594	26,041
Vulcan Materials Co.	556	20,528
Weyerhaeuser Co.	2,244	35,365
		1,564,384
TELECOMMUNICATION SERVICES (3.2%)
American Tower Corp. Cl A*	1,681	86,168
AT&T, Inc.	24,700	706,420
CenturyLink, Inc.	1,233	48,654
Frontier Communications Corp.	4,074	33,285
MetroPCS Communications, Inc.*	1,145	11,977
Qwest Communications Int’l., Inc.	7,153	44,849
Sprint Nextel Corp.*	12,933	59,880
Verizon Communications, Inc.	11,706	381,499
Windstream Corp.	2,017	24,789
		1,397,521
UTILITIES (3.7%)
AES Corp.*	2,827	32,086
Allegheny Energy, Inc.	717	17,581
Ameren Corp.	1,017	28,883

American Electric Power Co., Inc.	2,025	73,366
CenterPoint Energy, Inc.	1,793	28,186
CMS Energy Corp.	974	17,551
Consolidated Edison, Inc.	1,185	57,141
Constellation Energy Group, Inc.	877	28,274
Dominion Resources, Inc.	2,488	108,626
DTE Energy Co.	737	33,850
Duke Energy Corp.	5,549	98,273
Edison International	1,372	47,183
Entergy Corp.	798	61,071
EQT Corp.	640	23,078
Exelon Corp.	2,788	118,713
FirstEnergy Corp.	1,287	49,601
Integrys Energy Group, Inc.	329	17,128
NextEra Energy, Inc.	1,744	94,856
Nicor, Inc.	192	8,797
NiSource, Inc.	1,176	20,462
Northeast Utilities	753	22,266
NRG Energy, Inc.*	1,070	22,277
Oneok, Inc.	452	20,358
Pepco Hldgs., Inc.	944	17,558
PG&E Corp.	1,651	74,988
Pinnacle West Capital Corp.	464	19,149
PPL Corp.	2,033	55,359
Progress Energy Enterprise	1,239	55,036
Public Svc. Enterprise Group, Inc.	2,104	69,600
SCANA Corp.	477	19,233
Sempra Energy	1,041	56,006
Southern Co.	3,497	130,228
TECO Energy, Inc.	910	15,761
Wisconsin Energy Corp.	496	28,669
Xcel Energy, Inc.	1,948	44,746
		1,615,940
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $43,473,852) 98.8%		43,399,461

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	0.13	12/02/10	300,000	299,926
U.S. Treasury Bill (1)	AAA	0.15	11/26/10	125,000	124,971
					424,897
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $424,906) 1.0%					424,897

TEMPORARY CASH INVESTMENTS (2) (Cost: $46,900) 0.1%					46,900

TOTAL INVESTMENTS (Cost: $43,945,658) 99.9%	43,871,258

OTHER NET ASSETS 0.1%	50,842

NET ASSETS 100.0%	$43,922,100

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.0%)
99 Cents Only Stores*	1,280	24,166
Aaron’s, Inc.	2,059	37,989
Advance Auto Parts, Inc.	2,336	137,076
Aeropostale, Inc.*	2,575	59,869
American Eagle Outfitters, Inc.	5,297	79,243
American Greetings Corp. Cl A	1,131	21,025
AnnTaylor Stores Corp.*	1,603	32,445
Bally Technologies, Inc.*	1,495	52,250
Barnes & Noble, Inc.	1,063	17,231
Bob Evans Farms, Inc.	853	23,944
BorgWarner, Inc.*	3,195	168,121
Boyd Gaming Corp.*	1,569	11,375
Brinker International, Inc.	3,014	56,844
Burger King Hldgs., Inc.	2,566	61,276
Career Education Corp.*	1,657	35,576
Cheesecake Factory, Inc.*	1,701	45,025
Chico’s FAS, Inc.	4,946	52,032
Chipotle Mexican Grill, Inc. Cl A*	877	150,844
Coldwater Creek, Inc.*	1,677	8,838
Collective Brands, Inc.*	1,830	29,536
Corinthian Colleges, Inc.*	2,220	15,584
Dick’s Sporting Goods, Inc.*	2,419	67,829
Dollar Tree, Inc.*	3,533	172,269
DreamWorks Animation SKG Cl A*	1,988	63,437
Dress Barn, Inc.*	1,964	46,645
Foot Locker, Inc.	4,326	62,857
Fossil, Inc.*	1,489	80,093
Gentex Corp.	3,868	75,465
Guess?, Inc.	1,755	71,306
Hanesbrands, Inc.*	2,669	69,020
Harte-Hanks, Inc.	1,103	12,872
International Speedway Corp. Cl A	795	19,398
ITT Educational Svcs., Inc.*	710	49,892
J. Crew Group, Inc.*	1,832	61,592
KB Home	2,071	23,464
Lamar Advertising Co. Cl A*	1,633	51,962
Life Time Fitness, Inc.*	1,187	46,851
LKQ Corp.*	4,018	83,574
Matthews International Corp. Cl A	846	29,915
MDC Hldgs., Inc.	1,069	31,033
Mohawk Industries, Inc.*	1,552	82,722
Netflix, Inc.*	1,234	200,105
NVR, Inc.*	165	106,842
Panera Bread Co. Cl A*	866	76,736
PetSmart, Inc.	3,333	116,655

Phillips-Van Heusen Corp.	1,805	108,589
Regis Corp.	1,603	30,665
Rent-A-Center, Inc.	1,885	42,186
Ryland Group, Inc.	1,297	23,242
Saks, Inc.*	4,404	37,874
Scholastic Corp.	779	21,672
Scientific Games Corp. Cl A*	1,690	16,393
Service Corp. International	6,908	59,547
Sotheby’s	1,855	68,301
Strayer Education, Inc.	369	64,391
The Warnaco Group, Inc.*	1,241	63,452
Thor Industries, Inc.	1,009	33,701
Timberland Co.*	1,075	21,296
Toll Brothers, Inc.*	4,104	78,058
Tractor Supply Co.	2,055	81,501
Tupperware Brands Corp.	1,764	80,721
Under Armour, Inc. Cl A*	947	42,653
Wendy’s/Arby’s Group, Inc. Cl A	9,041	40,956
Wiley (John) & Sons, Inc. Cl A	1,273	52,015
Williams-Sonoma, Inc.	3,022	95,797
WMS Industries, Inc.*	1,618	61,597
		3,947,430
CONSUMER STAPLES (3.9%)
Alberto-Culver Co.	2,375	89,419
BJ’s Wholesale Club, Inc.*	1,506	62,499
Church & Dwight Co., Inc.	1,974	128,192
Corn Products Int’l., Inc.	2,060	77,250
Energizer Hldgs., Inc.*	1,919	129,014
Flowers Foods, Inc.	2,136	53,058
Green Mountain Coffee Roasters, Inc.*	3,207	100,026
Hansen Natural Corp.*	1,932	90,070
Lancaster Colony Corp.	540	25,650
NBTY, Inc.*	1,766	97,095
Ralcorp Hldgs., Inc.*	1,551	90,702
Ruddick Corp.	1,190	41,269
Smithfield Foods, Inc.*	4,913	82,686
Tootsie Roll Industries, Inc.	674	16,769
Universal Corp.	665	26,660
		1,110,359
ENERGY (5.8%)
Arch Coal, Inc.	4,415	117,925
Atwood Oceanics, Inc.*	1,557	47,411
Bill Barrett Corp.*	1,330	47,880
Cimarex Energy Co.	2,346	155,258
Comstock Resources, Inc.*	1,395	31,374
Exterran Hldgs., Inc.*	1,837	41,718
Forest Oil Corp.*	3,179	94,416
Frontier Oil Corp.	2,956	39,610
Helix Energy Solutions Group*	3,137	34,946

Mariner Energy, Inc.*	2,880	69,782
Newfield Exploration Co.*	3,703	212,700
Oceaneering Int’l., Inc.*	1,579	85,045
Overseas Shipholding Group, Inc.	764	26,220
Patriot Coal Corp.*	2,245	25,615
Patterson-UTI Energy, Inc.	4,471	76,365
Plains Exploration & Production Co.*	3,774	100,653
Pride International, Inc.*	4,679	137,703
Quicksilver Resources, Inc.*	3,465	43,659
Southern Union Co.	3,530	84,932
Superior Energy Services, Inc.*	2,183	58,264
Tidewater, Inc.	1,470	65,871
Unit Corp.*	1,134	42,287
		1,639,634
FINANCIALS (20.0%)
Affiliated Managers Group, Inc.*	1,414	110,306
Alexandria Real Estate Equities, Inc.	1,400	98,000
AMB Property Corp.	4,819	127,559
American Financial Group, Inc.	2,211	67,612
AmeriCredit Corp.*	2,737	66,947
Apollo Investment Corp.	5,482	56,081
Associated Banc-Corp.	4,857	64,064
Astoria Financial Corp.	2,255	30,736
BancorpSouth, Inc.	2,072	29,381
Bank of Hawaii Corp.	1,344	60,372
Berkley (W.R.) Corp.	3,374	91,334
BRE Properties, Inc.	1,794	74,451
Brown & Brown, Inc.	3,234	65,294
Camden Property Trust	1,840	88,265
Cathay General Bancorp	2,171	25,813
City National Corp.	1,296	68,779
Commerce Bancshares, Inc.	2,061	77,473
Corporate Office Pptys. Trust	1,652	61,636
Cousins Properties, Inc.	2,913	20,799
Cullen/Frost Bankers, Inc.	1,691	91,094
Duke Realty Corp.	7,051	81,721
Eaton Vance Corp.	3,329	96,674
Equity One, Inc.	1,170	19,750
Essex Property Trust, Inc.	848	92,805
Everest Re Group Ltd.	1,552	134,201
Federal Realty Investment Trust	1,716	140,129
Fidelity Nat’l. Financial, Inc. Cl A	6,348	99,727
First American Financial Corp.	3,020	45,119
First Niagara Financial Group, Inc.	5,876	68,455
FirstMerit Corp.	3,041	55,711
Fulton Financial Corp.	5,706	51,696
Gallagher (Arthur J.) & Co.	2,902	76,526
Greenhill & Co., Inc.	693	54,969
Hanover Insurance Group, Inc.	1,247	58,609

HCC Insurance Hldgs., Inc.	3,249	84,766
Highwoods Properties, Inc.	2,021	65,622
Hospitality Properties Trust	3,444	76,905
International Bancshares Corp.	1,457	24,609
Jefferies Group, Inc.	3,449	78,258
Jones Lang LaSalle, Inc.	1,168	100,763
Liberty Property Trust	3,210	102,399
Mack-Cali Realty Corp.	2,230	72,943
Mercury General Corp.	983	40,175
MSCI, Inc. Cl A*	3,226	107,135
Nationwide Health Pptys., Inc.	3,471	134,224
New York Community Bancorp, Inc.	12,452	202,345
NewAlliance Bancshares, Inc.	2,944	37,153
Old Republic Int’l. Corp.	6,698	92,767
OMEGA Healthcare Investors, Inc.	2,603	58,437
PacWest Bancorp	886	16,887
Potlatch Corp.	1,122	38,148
Prosperity Bancshares, Inc.	1,301	42,243
Protective Life Corp.	2,460	53,530
Raymond James Financial, Inc.	2,755	69,784
Rayonier, Inc.	2,197	110,114
Realty Income Corp.	2,945	99,305
Regency Centers Corp.	2,327	91,847
Reinsurance Grp. of America, Inc.	2,081	100,491
SEI Investments Co.	4,061	82,601
Senior Housing Pptys. Trust	3,552	83,472
SL Green Realty Corp	2,191	138,756
StanCorp Financial Group, Inc.	1,326	50,388
SVB Financial Group*	1,199	50,742
Synovus Financial Corp.	21,992	54,100
TCF Financial Corp.	3,538	57,280
The Macerich Co.	3,657	157,068
Transatlantic Hldgs., Inc.	1,763	89,596
Trustmark Corp.	1,585	34,458
UDR, Inc.	4,975	105,072
Unitrin, Inc.	1,394	34,000
Valley National Bancorp	4,497	58,011
Waddell & Reed Financial, Inc. Cl A	2,415	66,074
Washington Federal, Inc.	3,249	49,580
Webster Financial Corp.	1,822	31,994
Weingarten Realty Investors	3,385	73,861
Westamerica Bancorporation	804	43,810
Wilmington Trust Corp.	2,570	23,079
		5,636,880
HEALTH CARE (11.3%)
Allscripts Healthcare Solutions, Inc.*	4,508	83,263
Beckman Coulter, Inc.	1,916	93,482
Bio-Rad Laboratories, Inc. Cl A*	541	48,966
Charles River Laboratories Int’l., Inc.*	1,785	59,173

Community Health Systems, Inc.*	2,616	81,018
Covance, Inc.*	1,832	85,719
Edwards Lifesciences Corp.*	3,208	215,096
Endo Pharmaceuticals Hldgs., Inc.*	3,225	107,199
Gen-Probe, Inc.*	1,368	66,293
Health Management Associates, Inc. Cl A*	7,027	53,827
Health Net, Inc.*	2,729	74,202
Hill-Rom Hldgs., Inc.	1,761	63,202
Hologic, Inc.*	7,131	114,167
IDEXX Laboratories, Inc.*	1,592	98,258
Immucor, Inc.*	1,982	39,303
Kindred Healthcare, Inc.*	1,121	14,595
Kinetic Concepts, Inc.*	1,695	62,003
LifePoint Hospitals, Inc.*	1,573	55,149
Lincare Hldgs., Inc.	2,681	67,266
Masimo Corp.	1,706	46,591
Medicis Pharmaceutical Corp. Cl A	1,667	49,427
Mednax, Inc.*	1,349	71,902
Mettler-Toledo Int’l., Inc.*	933	116,103
Omnicare, Inc.	3,340	79,759
Owens & Minor, Inc.	1,765	50,232
Perrigo Co.	2,400	154,128
Pharmaceutical Product Development, Inc.	3,358	83,245
Psychiatric Solutions, Inc.*	1,596	53,546
ResMed, Inc.*	4,279	140,394
Schein (Henry), Inc.*	2,581	151,195
Steris Corp.	1,656	55,012
Techne Corp.	1,041	64,261
Teleflex, Inc.	1,109	62,969
Thoratec Corp.*	1,637	60,536
United Therapeutics Corp.*	1,305	73,093
Universal Health Svcs., Inc. Cl B	2,674	103,912
VCA Antech, Inc.*	2,414	50,911
Vertex Pharmaceuticals, Inc.*	5,814	200,990
WellCare Health Plans, Inc.*	1,180	34,173
		3,184,560
INDUSTRIALS (14.8%)
Acuity Brands, Inc.	1,218	53,884
Aecom Technology Corp.*	3,260	79,088
AGCO Corp.*	2,534	98,851
AirTran Hldgs., Inc.*	3,854	28,327
Alaska Air Group, Inc.*	1,030	52,561
Alexander & Baldwin, Inc.	1,143	39,822
Alliant TechSystems, Inc.*	901	67,935
AMETEK, Inc.	2,965	141,638
Baldor Electric Co.	1,293	52,237
BE Aerospace, Inc.*	2,861	86,717
Bucyrus International, Inc.	2,204	152,847
Carlisle Cos., Inc.	1,723	51,604

Clean Harbors, Inc.*	627	42,479
Con-way, Inc.	1,526	47,291
Copart, Inc.*	1,964	64,753
Corporate Executive Board Co.	957	30,203
Corrections Corp. of America*	3,052	75,323
Crane Co.	1,299	49,284
Deluxe Corp.	1,433	27,413
Donaldson Co., Inc.	2,106	99,256
FTI Consulting, Inc.*	1,309	45,409
Gardner Denver, Inc.	1,460	78,373
GATX Corp.	1,321	38,732
Graco, Inc.	1,670	52,989
Granite Construction, Inc.	1,021	23,218
Harsco Corp.	2,265	55,674
HNI Corp.	1,274	36,640
Hubbell, Inc. Cl B	1,677	85,108
Hunt (J.B.) Transport Svcs., Inc.	2,483	86,160
IDEX Corp.	2,238	79,471
JetBlue Airways Corp*	5,666	37,906
Joy Global, Inc.	2,847	200,201
Kansas City Southern*	2,866	107,217
KBR, Inc.	4,389	108,145
Kennametal, Inc.	2,217	68,572
Kirby Corp.*	1,492	59,770
Korn/Ferry International*	1,295	21,419
Landstar System, Inc.	1,391	53,720
Lennox International, Inc.	1,277	53,238
Lincoln Electric Hldgs., Inc.	1,185	68,517
Manpower, Inc.	2,265	118,233
Miller (Herman), Inc.	1,593	31,350
Mine Safety Appliances Co.	863	23,387
MSC Industrial Direct Co., Inc. Cl A	1,221	65,983
Navigant Consulting, Inc.*	1,418	16,491
Nordson Corp.	943	69,490
Oshkosh Corp.*	2,457	67,568
Pentair, Inc.	2,754	92,617
Regal-Beloit Corp.	1,049	61,566
Rollins, Inc.	1,179	27,565
Shaw Group, Inc.*	2,396	80,410
SPX Corp.	1,397	88,402
Terex Corp.*	2,937	67,316
The Brink’s Co.	1,278	29,394
Thomas & Betts Corp.*	1,462	59,971
Timken Co.	2,252	86,387
Towers Watson & Co. Cl A	1,308	64,327
Trinity Industries, Inc.	2,219	49,417
United Rentals, Inc.*	1,664	24,694
URS Corp.*	2,451	93,089
Valmont Industries, Inc.	588	42,571

Wabtec Corp.	1,340	64,039
Waste Connections, Inc.*	2,151	85,309
Werner Enterprises, Inc.	1,222	25,039
Woodward Governor Co.	1,632	52,909
		4,189,516
INFORMATION TECHNOLOGY (15.6%)
ACI Worldwide, Inc.*	936	20,957
Acxiom Corp.*	2,242	35,558
ADC Telecommunications, Inc.*	2,706	34,285
Adtran, Inc.	1,738	61,351
Advent Software, Inc.*	442	23,068
Alliance Data Systems Corp.*	1,474	96,193
ANSYS, Inc.*	2,508	105,963
AOL, Inc.*	2,928	72,468
Arrow Electronics, Inc.*	3,315	88,610
Atmel Corp.*	12,726	101,299
Avnet, Inc.*	4,248	114,738
Broadridge Financial Solutions, Inc.	3,513	80,342
Cadence Design Systems, Inc.*	7,397	56,439
Ciena Corp.*	2,559	39,844
CommScope, Inc.*	2,616	62,104
Convergys Corp.*	3,527	36,857
CoreLogic, Inc.	2,916	55,871
Cree, Inc.*	3,001	162,924
Diebold, Inc.	1,835	57,050
Digital River, Inc.*	1,096	37,308
DST Systems, Inc.	997	44,705
Equinix, Inc.*	1,255	128,449
F5 Networks, Inc.*	2,213	229,736
FactSet Research Systems, Inc.	1,289	104,577
Fair Isaac Corp.	1,186	29,247
Fairchild Semiconductor Int’l., Inc.*	3,459	32,515
Gartner, Inc.*	2,013	59,263
Global Payments, Inc.	2,206	94,615
Henry (Jack) & Associates, Inc.	2,377	60,614
Hewitt Associates, Inc. Cl A*	2,542	128,193
Informatica Corp.*	2,508	96,332
Ingram Micro, Inc. Cl A*	4,354	73,408
Integrated Device Technology, Inc.*	4,308	25,202
International Rectifier Corp.*	1,947	41,062
Intersil Corp. Cl A	3,346	39,115
Itron, Inc.*	1,170	71,639
Lam Research Corp.*	3,476	145,471
Lender Processing Svcs., Inc.	2,599	86,365
ManTech International Corp. Cl A*	614	24,314
Mentor Graphics Corp.*	2,978	31,477
Micros Systems, Inc.*	2,238	94,735
National Instruments Corp.	1,628	53,170
NCR Corp.*	4,470	60,926

NeuStar, Inc. Cl A*	2,091	51,982
Parametric Technology Corp.*	3,162	61,785
Plantronics, Inc.	1,296	43,779
Polycom, Inc.*	2,361	64,408
Quest Software, Inc.*	1,692	41,606
Rackspace Hosting, Inc.*	2,572	66,821
RF Micro Devices, Inc.*	7,328	44,994
Rovi Corp.*	2,976	150,020
Semtech Corp.*	1,736	35,050
Silicon Laboratories, Inc.*	1,244	45,593
Skyworks Solutions, Inc.*	4,866	100,629
Solera Hldgs., Inc.	1,904	84,081
SRA International, Inc. Cl A*	1,206	23,782
Synopsys, Inc.*	4,121	102,077
Tech Data Corp.*	1,301	52,430
Tibco Software, Inc.*	4,534	80,433
Trimble Navigation Ltd.*	3,286	115,141
ValueClick, Inc.*	2,254	29,482
Vishay Intertechnology, Inc.*	5,217	50,501
Zebra Technologies Corp. Cl A*	1,576	53,017
		4,395,970
MATERIALS (6.5%)
Albemarle Corp.	2,535	118,663
AptarGroup, Inc.	1,902	86,864
Ashland, Inc.	2,253	109,879
Cabot Corp.	1,804	58,756
Carpenter Technology Corp.	1,245	41,969
Commercial Metals Co.	3,225	46,730
Cytec Industries, Inc.	1,328	74,873
Greif, Inc. Cl A	856	50,367
Intrepid Potash, Inc.*	1,196	31,180
Louisiana-Pacific Corp.*	3,680	27,858
Lubrizol Corp.	1,877	198,906
Martin Marietta Materials, Inc.	1,289	99,214
Minerals Technologies, Inc.	513	30,226
NewMarket Corp.	275	31,262
Olin Corp.	2,194	44,231
Packaging Corp. of America	2,854	66,127
Reliance Steel & Aluminum Co.	2,080	86,382
Rock-Tenn Co. Cl A	1,091	54,343
RPM International, Inc.	3,599	71,692
Scotts Miracle-Gro Co. Cl A	1,300	67,249
Sensient Technologies Corp.	1,390	42,381
Silgan Hldgs., Inc.	1,500	47,550
Sonoco Products Co.	2,798	93,565
Steel Dynamics, Inc.	5,911	83,404
Temple-Inland, Inc.	2,992	55,831
Valspar Corp.	2,749	87,556
Worthington Industries, Inc.	1,588	23,868
		1,830,926

TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	5,560	14,845
Syniverse Hldgs., Inc.*	2,037	46,179
Telephone & Data Systems, Inc.	2,591	84,985
tw telecom inc*	4,294	79,740
		225,749
UTILITIES (6.2%)
AGL Resources, Inc.	2,185	83,817
Alliant Energy Corp.	3,113	113,158
Aqua America, Inc.	3,852	78,581
Atmos Energy Corp.	2,537	74,207
Black Hills Corp.	1,117	34,850
Cleco Corp.	1,713	50,739
DPL, Inc.	3,367	87,980
Dynegy, Inc. Cl A*	2,988	14,552
Energen Corp.	2,034	92,994
Great Plains Energy, Inc.	3,798	71,782
Hawaiian Electric Industries, Inc.	2,620	59,055
Idacorp, Inc.	1,368	49,139
MDU Resources Group	5,318	106,094
National Fuel Gas Co.	2,305	119,422
NSTAR	2,953	116,201
NV Energy, Inc.	6,676	87,789
OGE Energy Corp.	2,741	109,284
PNM Resources, Inc.	2,460	28,019
Questar Corp.	4,907	86,020
UGI Corp.	3,072	87,890
Vectren Corp.	2,290	59,242
Westar Energy, Inc.	3,138	76,034
WGL Hldgs., Inc.	1,438	54,328
		1,741,177
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $26,572,114) 98.9%		27,902,201

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	AAA	0.13	12/02/10	150,000	149,963
U.S. Treasury Bill (1)	AAA	0.15	11/26/10	200,000	199,953
					349,916
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $349,921) 1.2%					349,916

TEMPORARY CASH INVESTMENTS (2) (Cost: $39,200) 0.1%					39,200

TOTAL INVESTMENTS (Cost: $26,961,235) 100.2%	28,291,317

OTHER NET ASSETS -0.2%	(43,477)

NET ASSETS 100.0%	$28,247,840

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
CPI Corp.	2,618	67,754
Dillard’s, Inc. Cl A	2,866	67,752
Pep Boys - Manny, Moe & Jack	3,422	36,205
Rent-A-Center, Inc.	2,514	56,263
Shutterfly, Inc.*	1,050	27,290
Tupperware Brands Corp.	835	38,210
Wolverine World Wide, Inc.	1,638	47,518
		340,992
CONSUMER STAPLES (1.4%)
Bassett Furniture Industries, Inc.*	2,767	13,641
Pantry, Inc.*	1,590	38,335
Vector Group Ltd.	1,150	21,500
		73,476
ENERGY (6.4%)
Brigham Exploration Co.*	3,550	66,563
Energy XXI (Bermuda) Ltd.*	1,440	33,278
Hornbeck Offshore Svcs., Inc.*	2,406	46,893
MarkWest Energy Partners LP	1,733	62,249
McMoRan Exploration Co.*	7,640	131,479
		340,462
FINANCIALS (33.5%)
AmTrust Financial Svcs., Inc.	970	14,084
Ashford Hospitality Trust, Inc.*	8,652	78,301
Aspen Insurance Hldgs. Ltd.	1,912	57,895
Associated Estates Realty Corp.	1,970	27,541
BancFirst Corp.	732	29,617
Bank Mutual Corp.	3,479	18,056
Bank of Marin Bancorp	480	15,475
Banner Corp.	4,580	9,893
Brookline Bancorp, Inc.	4,898	48,882
Bryn Mawr Bank Corp.	1,440	24,797
Cash America Int’l., Inc.	950	33,250
Chesapeake Lodging Trust	1,560	25,522
Colonial Properties Trust	2,710	43,875
DiamondRock Hospitality Co.*	825	7,829
Dime Community Bancshares	2,390	33,102
EastGroup Properties, Inc.	990	37,006
Ellington Financial LLC†***	1,700	33,575
FBR Capital Markets Corp.*	2,970	9,326
FelCor Lodging Trust, Inc.*	6,640	30,544
First Interstate BancSytem, Inc.	2,220	29,881
First Niagara Financial Group, Inc.	2,716	31,641
Forest City Enterprises, Inc. Cl A*	3,750	48,113
Glacier Bancorp, Inc.	2,709	39,551
Hersha Hospitality Trust	3,810	19,736
Highwoods Properties, Inc.	1,636	53,121
IBERIABANK Corp.	611	30,538
Investors Bancorp, Inc.*	2,510	29,718
iShares Russell 2000 Value Index Fund	330	20,427

KKR Financial Hldgs. LLC	2,760	24,233
Marlin Business Svcs. Corp.*	2,453	29,436
MB Financial, Inc.	1,790	29,034
Meadowbrook Insurance Group, Inc.	5,629	50,492
Medical Properties Trust, Inc.	1,207	12,239
MFA Financial, Inc.	2,116	16,145
Mid-America Apt. Communities, Inc.	604	35,201
National Retail Pptys., Inc.	1,490	37,414
NBH Hldgs. Co.†***	2,038	39,741
NewAlliance Bancshares, Inc.	4,034	50,909
Northwest Bancshares, Inc.	2,996	33,525
Pennsylvania REIT	3,732	44,262
PHH Corp.*	2,040	42,962
PMA Capital Corp. Cl A*	4,190	31,593
ProAssurance Corp.*	931	53,616
Prosperity Bancshares, Inc.	940	30,522
S.Y. Bancorp, Inc.	1,689	41,921
SeaBright Hldgs., Inc.	4,706	37,930
Senior Housing Pptys. Trust	2,036	47,846
Signature Bank*	1,003	38,957
SVB Financial Group*	1,160	49,091
Symetra Financial Corp.	1,887	19,738
UMB Financial Corp.	840	29,828
Urstadt Biddle Properties Cl A	1,300	23,504
Westamerica Bancorporation	961	52,365
Westfield Financial, Inc.	1,694	13,213
		1,797,013
HEALTH CARE (4.0%)
Abiomed, Inc.*	660	7,003
Allied Healthcare Int’l., Inc.*	7,391	18,478
Alphatec Hldgs., Inc.*	7,313	15,577
American Medical Systems Hldgs., Inc.*	1,277	25,004
Conceptus, Inc.*	2,620	36,025
Enzon Pharmaceuticals, Inc.*	7,645	86,006
RehabCare Group, Inc.*	1,230	24,871
		212,964
INDUSTRIALS (15.1%)
Actuant Corp. Cl A	2,240	51,430
Administaff, Inc.	580	15,619
Alaska Air Group, Inc.*	776	39,599
Ameron International Corp.	1,080	73,397
ATC Technology Corp.*	1,620	40,079
AZZ, Inc.	1,130	48,409
Cenveo, Inc.*	1,720	8,652
EMCOR Group, Inc.*	1,020	25,082
Encore Wire Corp.	2,310	47,378
Force Protection, Inc.*	6,447	32,493
Genesee & Wyoming, Inc. Cl A*	1,433	62,178
Great Lakes Dredge & Dock Co.	1,352	7,855
Kaydon Corp.	1,570	54,322
Miller Industries, Inc.	3,550	48,032
Mueller Industries, Inc.	2,263	59,947
Old Dominion Freight Line, Inc.*	2,455	62,406
Orion Marine Group, Inc.*	3,560	44,180

SFN Group, Inc.*	3,420	20,554
Tutor Perini Corp.*	2,610	52,435
Universal Forest Products, Inc.	590	17,258
		811,305
INFORMATION TECHNOLOGY (8.4%)
ADPT Corp.*	5,060	14,927
Anixter International, Inc.*	645	34,824
Cirrus Logic, Inc.*	1,550	27,652
Coherent, Inc.*	773	30,928
CommVault Systems, Inc.*	620	16,139
DemandTec, Inc.*	1,811	17,042
Global Cash Access Hldgs., Inc.*	4,827	19,694
Informatica Corp.*	750	28,808
Microsemi Corp.*	1,600	27,440
MKS Instruments, Inc.*	1,305	23,464
Parametric Technology Corp.*	1,740	34,000
Plexus Corp.*	770	22,600
Semtech Corp.*	1,404	28,347
Super Micro Computer, Inc.*	820	8,520
Tibco Software, Inc.*	4,108	72,876
TTM Technologies, Inc.*	2,720	26,629
Websense, Inc.*	1,040	18,450
		452,340
MATERIALS (8.9%)
Buckeye Technologies, Inc.	2,060	30,303
Commercial Metals Co.	2,580	37,384
Crown Hldgs., Inc.*	3,886	111,371
Cytec Industries, Inc.	1,106	62,356
Kaiser Aluminum Corp.	1,560	66,752
Silgan Hldgs., Inc.	2,840	90,028
Taseko Mines Ltd.*	12,472	64,854
US Gold Corp.*	3,545	17,619
		480,667
TELECOMMUNICATION SERVICES (1.8%)
Alaska Comm. Systems Group, Inc.	1,500	15,225
Consolidated Comms. Hldgs., Inc.	2,459	45,910
Syniverse Hldgs., Inc.*	1,461	33,121
		94,256
UTILITIES (4.6%)
Avista Corp.	2,520	52,618
Black Hills Corp.	780	24,336
Idacorp, Inc.	1,140	40,949
Northwest Natural Gas Co.	843	40,000
PNM Resources, Inc.	2,848	32,439
Unisource Energy Corp.	1,680	56,162
		246,504
TOTAL COMMON STOCKS (Cost: $4,255,427) 90.5%		4,849,979

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	89	17,937
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.3%		17,937

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bill	AAA	0.15	11/26/10	280,000	279,935
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $279,935) 5.2%					279,935

TEMPORARY CASH INVESTMENTS (3) (Cost: $100,000) 1.8%					100,000

TOTAL INVESTMENTS (Cost: $4,644,262) 97.8%					5,247,851

OTHER NET ASSETS 2.2%					117,017

NET ASSETS 100.0%					$5,364,868

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
California Pizza Kitchen, Inc.*	3,146	53,671
Carter’s, Inc.*	1,725	45,419
Deckers Outdoor Corp.*	882	44,065
Fossil, Inc.*	600	32,274
G-III Apparel Group Ltd.*	984	30,878
Gymboree Corp.*	907	37,677
Lincoln Educational Svcs. Corp.*	1,985	28,604
OfficeMax, Inc.*	4,552	59,586
P.F. Chang’s China Bistro, Inc.	797	36,821
Pinnacle Entertainment, Inc.*	5,056	56,374
Shutterfly, Inc.*	1,986	51,616
Smith & Wesson Hldg. Corp.*	4,772	16,988
Sonic Corp.*	2,768	22,365
Sotheby’s	500	18,410
Steve Madden Ltd.*	948	38,925
Tenneco, Inc.*	275	7,967
Tupperware Brands Corp.	796	36,425
		618,065
CONSUMER STAPLES (3.7%)
Diamond Foods, Inc.	674	27,627
Hain Celestial Group, Inc.*	1,432	34,339
Pantry, Inc.*	2,571	61,987
TreeHouse Foods, Inc.*	596	27,476
Vector Group Ltd.	1,269	23,739
		175,168
ENERGY (5.1%)
Brigham Exploration Co.*	4,224	79,200
Energy XXI (Bermuda) Ltd.*	1,855	42,869
MarkWest Energy Partners LP	625	22,450
McMoRan Exploration Co.*	5,432	93,481
		238,000
FINANCIALS (4.7%)
First Financial Bancorp.	1,572	26,221
iShares Russell 2000 Growth Index Fund	635	47,460
PS Business Parks, Inc.	474	26,814
S.Y. Bancorp, Inc.	967	24,001
Senior Housing Pptys. Trust	1,367	32,125
Signature Bank*	876	34,024
Stifel Financial Corp.*	626	28,978
		219,623
HEALTH CARE (17.1%)
Abiomed, Inc.*	3,848	40,827
Acorda Therapeutics, Inc.*	945	31,204
Almost Family, Inc.*	751	22,252
Alnylam Pharmaceuticals, Inc.*	526	6,459
Alphatec Hldgs., Inc.*	6,367	13,562
American Medical Systems Hldgs., Inc.*	1,571	30,760
Auxilium Pharmaceuticals, Inc.*	607	15,041
Bruker Corp.*	1,700	23,851
Cyberonics, Inc.*	1,450	38,686

Emergent Biosolutions, Inc.*	1,337	23,077
Enzon Pharmaceuticals, Inc.*	3,560	40,050
Exelixis, Inc.*	4,607	18,059
Geron Corp.*	1,720	9,512
HMS Hldgs. Corp.*	776	45,737
Human Genome Sciences, Inc.*	1,014	30,207
Inspire Pharmaceuticals, Inc.*	2,730	16,244
IPC The Hospitalist Co.*	1,150	31,418
MAP Pharmaceuticals, Inc.*	500	7,650
MedAssets, Inc.*	1,692	35,600
Neogen Corp.*	1,488	50,369
Omnicell, Inc.*	2,345	30,673
Onyx Pharmaceuticals, Inc.*	850	22,423
Optimer Pharmaceuticals, Inc.*	886	8,125
PAREXEL International Corp.*	550	12,722
Quidel Corp.*	1,075	11,814
Regeneron Pharmaceuticals, Inc.*	549	15,043
Salix Pharmaceuticals Ltd.*	1,275	50,643
Seattle Genetics, Inc.*	2,061	32,007
Steris Corp.	1,951	64,812
SXC Health Solutions Corp.*	740	26,988
		805,815
INDUSTRIALS (12.8%)
Acco Brands Corp.*	3,818	21,954
Astec Industries, Inc.*	972	27,731
AZZ, Inc.	707	30,288
Belden, Inc.	703	18,545
Clarcor, Inc.	650	25,110
Genesee & Wyoming, Inc. Cl A*	951	41,264
Graham Corp.	1,396	21,666
Great Lakes Dredge & Dock Co.	3,525	20,480
Healthcare Svcs. Group, Inc.	1,200	27,348
Hub Group, Inc. Cl A*	956	27,973
JetBlue Airways Corp*	3,733	24,974
Kaydon Corp.	775	26,815
Lufkin Industries, Inc.	653	28,667
Old Dominion Freight Line, Inc.*	1,441	36,630
Powell Industries, Inc.*	650	20,228
RBC Bearings, Inc.*	1,079	36,664
Robbins & Myers, Inc.	1,559	41,750
SFN Group, Inc.*	2,240	13,462
Sun Hydraulics Corp.	1,393	39,269
Teledyne Technologies, Inc.*	989	39,382
Tutor Perini Corp.*	1,625	32,646
		602,846
INFORMATION TECHNOLOGY (26.5%)
Adtran, Inc.	1,100	38,830
Ariba, Inc.*	1,632	30,845
Ceragon Networks Ltd.*	2,587	25,585
CommVault Systems, Inc.*	1,712	44,563
comScore, Inc.*	1,587	37,326
Forrester Research, Inc.*	1,408	46,577
Global Cash Access Hldgs., Inc.*	5,552	22,652
Harmonic, Inc.*	1,022	7,031
iGATE Corp.	1,377	24,979

Informatica Corp.*	1,994	76,590
Intevac, Inc.*	2,088	20,901
JDA Software Group, Inc.*	1,000	25,360
Lattice Semiconductor Corp.*	4,413	20,962
Lawson Software, Inc.*	3,738	31,661
LogMeIn, Inc.*	1,656	59,583
Mercury Computer Systems, Inc.*	2,852	34,310
Microsemi Corp.*	1,857	31,848
MKS Instruments, Inc.*	1,400	25,172
Monolithic Power Systems, Inc.*	1,246	20,347
Monotype Imaging Hldgs., Inc.*	2,243	20,523
Netlogic Microsystems, Inc.*	1,045	28,821
Parametric Technology Corp.*	3,053	59,656
Plexus Corp.*	2,054	60,285
Polycom, Inc.*	750	20,460
Rackspace Hosting, Inc.*	1,250	32,475
RightNow Technologies, Inc.*	1,700	33,490
Riverbed Technology, Inc.*	1,196	54,514
Rogers Corp.*	1,075	33,841
Sapient Corp.	2,000	23,940
SAVVIS, Inc.*	1,225	25,823
Sourcefire, Inc.*	1,476	42,568
SuccessFactors, Inc.*	1,200	30,132
Super Micro Computer, Inc.*	3,723	38,682
Synaptics, Inc.*	392	11,031
Tibco Software, Inc.*	2,781	49,335
Websense, Inc.*	1,625	28,828
Xyratex Ltd.*	1,750	25,970
		1,245,496
MATERIALS (5.4%)
Allied Nevada Gold Corp.*	1,450	38,425
Ferro Corp.*	1,225	15,790
Innophos Hldgs., Inc.	1,448	47,929
Sensient Technologies Corp.	770	23,477
Silgan Hldgs., Inc.	874	27,706
Universal Stainless & Alloy Products, Inc.*	593	14,564
US Gold Corp.*	11,964	59,461
Zep, Inc.	1,494	26,055
		253,407
TELECOMMUNICATION SERVICES (1.7%)
Consolidated Comms. Hldgs., Inc.	2,239	41,802
Syniverse Hldgs., Inc.*	1,622	36,771
		78,573
UTILITIES (0.5%)
Northwest Natural Gas Co.	483	22,918

TOTAL COMMON STOCKS (Cost: $3,408,203) 90.6%		4,259,911

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.8%)
U.S. Treasury Bill	AAA	0.15	11/26/10	320,000	319,925
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $319,925) 6.8%					319,925

TEMPORARY CASH INVESTMENTS (3) (Cost: $450,000) 9.5%					450,000

TOTAL INVESTMENTS (Cost: $4,178,128) 106.9%					5,029,836

OTHER NET ASSETS -6.9%					(323,565)

NET ASSETS 100.0%					$4,706,271

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (30.2%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,935,000
U.S. Treasury Note	AAA	1.00	12/31/11	1,500,000	1,512,657
U.S. Treasury Note	AAA	1.25	08/31/15	750,000	749,766
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,768,068
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,583,204
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,368,360
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,094,453
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	2,215,208
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,281,215
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	2,093,811
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	2,166,817
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	309,132
					20,077,691
U.S. GOVERNMENT AGENCIES (34.0%)
MORTGAGE-BACKED OBLIGATIONS (34.0%)
FHARM	AAA	4.64	09/01/39	301,316	319,312
FHARM	AAA	5.22	04/01/37	139,732	148,220
FHARM	AAA	5.24	02/01/36	216,517	231,087
FHARM	AAA	5.39	04/01/37	126,197	134,533
FHARM	AAA	5.43	05/01/37	279,289	298,654
FHARM	AAA	5.77	03/01/37	171,043	183,895
FHLMC	AAA	4.00	02/01/25	303,404	317,735
FHLMC	AAA	4.50	03/01/34	395,501	416,084
FHLMC	AAA	4.50	08/01/34	320,423	336,798
FHLMC	AAA	4.50	08/15/35	148,066	156,662
FHLMC	AAA	5.00	02/01/26	136,041	143,188
FHLMC	AAA	5.50	03/01/21	139,207	150,424
FHLMC	AAA	5.50	07/01/32	234,275	251,152
FHLMC	AAA	5.50	08/15/33	212,283	224,089
FHLMC	AAA	6.00	07/15/29	145,387	157,195
FHLMC	AAA	6.00	03/15/32	155,753	169,698
FNMA	AAA	4.00	05/01/19	198,545	210,280
FNMA	AAA	4.00	10/01/30	500,000	520,472
FNMA	AAA	4.00	05/01/35	487,167	506,811
FNMA	AAA	4.50	05/01/18	102,224	108,579
FNMA	AAA	4.50	05/01/19	120,758	128,264
FNMA	AAA	4.50	08/01/33	306,558	322,847
FNMA	AAA	4.50	08/01/33	227,212	238,007
FNMA	AAA	4.50	09/01/33	629,372	662,815
FNMA	AAA	4.50	05/01/34	106,734	112,272
FNMA	AAA	4.50	06/01/34	235,439	247,655
FNMA	AAA	4.50	12/01/35	259,301	272,350
FNMA	AAA	4.50	05/01/40	497,696	524,586
FNMA	AAA	5.00	04/01/18	161,990	172,882
FNMA	AAA	5.00	09/01/18	91,750	97,919
FNMA	AAA	5.00	10/01/20	198,414	211,632
FNMA	AAA	5.00	06/01/33	446,190	473,755
FNMA	AAA	5.00	09/01/33	235,781	250,347
FNMA	AAA	5.00	11/01/33	392,554	416,805

FNMA	AAA	5.00	11/01/33	382,313	405,932
FNMA	AAA	5.00	03/01/34	98,897	105,007
FNMA	AAA	5.00	04/01/34	106,852	113,220
FNMA	AAA	5.00	04/01/34	70,111	74,289
FNMA	AAA	5.00	04/01/35	228,801	241,864
FNMA	AAA	5.00	06/01/35	138,663	146,579
FNMA	AAA	5.00	09/01/35	269,497	284,882
FNMA	AAA	5.00	11/25/35	250,000	273,301
FNMA	AAA	5.00	10/01/36	278,246	294,131
FNMA	AAA	5.00	05/01/39	413,384	440,842
FNMA	AAA	5.50	04/01/17	9,072	9,838
FNMA	AAA	5.50	05/01/17	7,871	8,535
FNMA	AAA	5.50	06/01/17	6,092	6,606
FNMA	AAA	5.50	09/01/19	61,497	66,495
FNMA	AAA	5.50	08/01/25	170,817	183,234
FNMA	AAA	5.50	01/01/27	107,346	114,540
FNMA	AAA	5.50	07/01/33	174,902	187,921
FNMA	AAA	5.50	09/01/33	114,998	123,558
FNMA	AAA	5.50	10/01/33	300,684	323,066
FNMA	AAA	5.50	03/01/34	103,140	110,817
FNMA	AAA	5.50	03/01/34	58,023	62,342
FNMA	AAA	5.50	07/01/34	101,752	109,135
FNMA	AAA	5.50	09/01/34	499,758	536,020
FNMA	AAA	5.50	09/01/34	461,896	496,566
FNMA	AAA	5.50	09/01/34	133,537	143,226
FNMA	AAA	5.50	10/01/34	91,535	98,176
FNMA	AAA	5.50	02/01/35	137,122	147,072
FNMA	AAA	5.50	02/01/35	127,504	136,358
FNMA	AAA	5.50	04/01/35	197,175	210,866
FNMA	AAA	5.50	08/01/35	212,462	227,214
FNMA	AAA	5.50	11/01/35	210,990	225,640
FNMA	AAA	5.50	07/01/36	230,188	246,890
FNMA	AAA	5.50	06/01/37	271,803	289,174
FNMA	AAA	5.50	11/01/38	156,877	166,397
FNMA	AAA	5.50	06/01/48	153,644	162,296
FNMA	AAA	6.00	04/01/23	136,808	150,484
FNMA	AAA	6.00	01/01/25	263,277	288,150
FNMA	AAA	6.00	03/01/28	177,802	191,701
FNMA	AAA	6.00	03/01/32	10,745	11,831
FNMA	AAA	6.00	04/01/32	24,459	26,884
FNMA	AAA	6.00	04/01/32	14,961	16,445
FNMA	AAA	6.00	05/01/32	25,404	27,922
FNMA	AAA	6.00	05/01/33	249,580	273,699
FNMA	AAA	6.00	09/01/34	196,594	214,610
FNMA	AAA	6.00	10/01/34	235,999	257,626
FNMA	AAA	6.00	11/01/34	147,413	160,921
FNMA	AAA	6.00	12/01/36	184,430	199,198
FNMA	AAA	6.00	01/01/37	156,638	169,181
FNMA	AAA	6.00	05/01/37	145,907	156,360
FNMA	AAA	6.00	07/01/37	135,156	145,430
FNMA	AAA	6.00	08/01/37	256,977	276,511
FNMA	AAA	6.00	12/01/37	83,999	90,384
FNMA	AAA	6.00	10/25/44	169,168	184,235
FNMA	AAA	6.00	02/25/47	132,904	144,741

FNMA	AAA	6.00	12/25/49	207,460	225,937
FNMA	AAA	6.50	09/01/16	4,651	5,038
FNMA	AAA	6.50	03/01/17	11,787	12,803
FNMA	AAA	6.50	05/01/17	4,872	5,292
FNMA	AAA	6.50	06/01/17	39,584	42,997
FNMA	AAA	6.50	04/01/32	9,531	10,634
FNMA	AAA	6.50	05/01/32	28,332	31,613
FNMA	AAA	6.50	05/01/32	27,944	31,180
FNMA	AAA	6.50	07/01/32	26,753	29,851
FNMA	AAA	6.50	07/01/34	109,092	120,976
FNMA	AAA	6.50	09/01/34	78,585	87,146
FNMA	AAA	6.50	09/01/36	123,393	134,444
FNMA	AAA	6.50	05/01/37	123,096	134,466
FNMA	AAA	6.50	09/01/37	162,935	177,985
FNMA	AAA	6.50	05/01/38	128,681	140,459
FNMA	AAA	7.00	09/01/31	10,037	11,400
FNMA	AAA	7.00	11/01/31	7,381	8,385
FNMA	AAA	7.00	04/01/32	29,109	33,039
FNMA	AAA	7.00	01/25/44	311,027	361,180
FNMA	AAA	7.50	06/01/31	5,052	5,768
FNMA	AAA	7.50	02/01/32	14,105	16,114
FNMA	AAA	7.50	04/01/32	7,589	8,669
FNMA	AAA	7.50	06/01/32	6,965	7,956
FNMA	AAA	8.00	03/01/31	4,865	5,638
FNMA	AAA	8.00	04/01/32	8,565	9,932
FNMA	AAA	8.00	04/01/32	1,355	1,572
GNMA (4)	AAA	5.00	06/20/39	212,871	229,475
GNMA (4)	AAA	5.00	11/15/39	342,400	365,139
GNMA (4)	AAA	6.27	10/16/27	909,113	957,199
GNMA (4)	AAA	6.50	04/15/31	2,587	2,903
GNMA (4)	AAA	6.50	10/15/31	13,329	14,957
GNMA (4)	AAA	6.50	12/15/31	3,895	4,371
GNMA (4)	AAA	6.50	05/15/32	3,423	3,821
GNMA (4)	AAA	7.00	05/15/31	9,266	10,593
GNMA (4)	AAA	7.00	09/15/31	3,700	4,230
GNMA (4)	AAA	7.00	09/15/31	710	812
GNMA (4)	AAA	7.00	05/15/32	1,602	1,832
GNMA (4)	AAA	7.00	10/20/38	36,069	39,468
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	338,249	382,010
					22,552,630
CORPORATE DEBT (34.6%)
CONSUMER DISCRETIONARY (5.1%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	279,596
Black & Decker Corp.	A	4.75	11/01/14	250,000	273,065
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	243,549
Expedia, Inc.†	BBB-	5.95	08/15/20	250,000	252,813
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	215,089
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	284,646
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	272,089
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	529,450
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	266,437
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	257,023
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	285,617
					3,409,374

CONSUMER STAPLES (2.1%)
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	255,740
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	295,114
Hershey Co.	A	4.85	08/15/15	250,000	280,869
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	276,517
Kroger Co.	BBB	4.95	01/15/15	250,000	278,563
					1,386,803
ENERGY (4.1%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	250,000	278,025
Enbridge, Inc.	A-	5.80	06/15/14	150,000	171,713
Knight, Inc.	BB	5.15	03/01/15	250,000	250,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,232
Noble Corp.	A-	7.50	03/15/19	250,000	306,738
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	954,765
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	263,191
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	273,748
					2,756,412
FINANCIALS (12.4%)
Alleghany Corp.	BBB	5.63	09/15/20	250,000	255,670
Anadarko Finance Co.	BBB-	6.75	05/01/11	250,000	257,739
Bank of America Corp.	A	3.70	09/01/15	250,000	252,573
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	290,627
Berkshire Hathaway Finance	AA+	4.20	12/15/10	250,000	251,995
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	266,888
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	271,419
Colonial Realty LP	BB+	4.80	04/01/11	200,000	198,648
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	232,509
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	500,417
First Industrial LP	BB-	6.88	04/15/12	250,000	248,869
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,255
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	543,796
GMAC LLC	B	0.00	12/01/12	500,000	441,250
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	266,098
HCP, Inc.	BBB	5.65	12/15/13	250,000	268,675
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	267,642
Lincoln National Corp.	A-	5.65	08/27/12	200,000	213,912
Markel Corp.	BBB	6.80	02/15/13	150,000	161,158
Morgan Stanley	A	4.00	07/24/15	250,000	254,785
National City Corp.	A	4.00	02/01/11	250,000	252,188
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	255,311
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	278,583
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	339,645
Protective Life Corp.	A-	7.38	10/15/19	310,000	348,953
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	270,367
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	257,329
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	266,512
					8,233,813
HEALTH CARE (2.0%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	296,774
AmerisourceBergen Corp.	BBB+	4.88	11/15/19	200,000	216,099
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	269,587
WellPoint, Inc.	A-	4.35	08/15/20	250,000	259,125
Wyeth	AA	5.50	03/15/13	250,000	276,753
					1,318,338

INDUSTRIALS (3.2%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	264,763
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	259,380
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	262,207
Masco Corp.	BBB	5.88	07/15/12	200,000	207,543
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	258,871
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	270,412
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	257,374
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	318,424
					2,098,974
INFORMATION TECHNOLOGY (0.4%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	254,563

MATERIALS (2.0%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	275,705
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	255,923
PolyOne Corp.	B+	7.50	12/15/15	250,000	256,875
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	279,617
Vulcan Materials Co.	BBB-	7.00	06/15/18	200,000	225,796
					1,293,916
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	303,281
CenturyLink, Inc.	BBB-	5.00	02/15/15	250,000	259,324
					562,605
UTILITIES (2.4%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	247,071
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	267,266
Entergy Corp.	BBB-	5.13	09/15/20	250,000	249,184
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	283,065
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	289,796
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	251,915
					1,588,297
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,277,820) 98.8%					65,533,416

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	AAA	0.15	11/26/10	200,000	199,953
COMMERCIAL PAPER (0.4%)
General Electric Co.	A-1+	0.13	10/13/10	250,000	249,989
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $449,942) 0.7%					449,942

TEMPORARY CASH INVESTMENTS (2) (Cost: $71,300) 0.1%					71,300

TOTAL INVESTMENTS (Cost: $61,799,062) 99.6%					66,054,658

OTHER NET ASSETS 0.4%					259,196

NET ASSETS 100.0%					$66,313,854

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.0%)
U.S. Treasury Bill	AAA	0.14	11/18/10	3,000,000	2,999,417
U.S. Treasury Bill	AAA	0.15	11/26/10	2,378,000	2,377,445
					5,376,862
U.S. GOVERNMENT AGENCIES (18.4%)
FHLB	AAA	0.17	11/17/10	1,930,000	1,929,592
FHLMC	AAA	0.17	11/22/10	500,000	499,877
FHLMC	AAA	0.17	11/29/10	500,000	499,883
FHLMC	AAA	0.17	11/18/10	2,934,000	2,933,335
FNMA	AAA	0.15	11/15/10	2,125,000	2,124,602
FNMA	AAA	0.17	11/15/10	1,000,000	999,787
					8,987,076
COMMERCIAL PAPER (70.7%)
Abbott Laboratories†	A-1+	0.17	10/25/10	1,000,000	999,887
Archer-Daniels-Midland Co.†	A-1	0.19	10/01/10	1,300,000	1,300,000
Bank of America Corp.	A-1	0.24	11/29/10	1,290,000	1,289,493
Becton, Dickinson & Co.	A-1	0.20	10/07/10	1,282,000	1,281,957
Campbell Soup Co.†	A-1	0.17	10/12/10	500,000	499,974
Cargill, Inc.†	A-1	0.19	10/22/10	1,300,000	1,299,856
Chevron Funding Corp.	A-1+	0.16	10/13/10	1,300,000	1,299,931
Coca-Cola Co.†	A-1	0.21	11/15/10	1,300,000	1,299,671
Danaher Corp.	A-1	0.19	10/15/10	1,300,000	1,299,904
Disney (Walt) Co.†	A-1	0.18	10/28/10	1,300,000	1,299,825
Ecolab, Inc.†	A-1	0.18	10/06/10	1,300,000	1,299,968
Emerson Electric Co.†	A-1	0.22	10/12/10	250,000	249,984
General Electric Capital Svcs.	A-1+	0.23	11/22/10	500,000	499,834
General Electric Capital Svcs.	A-1+	0.24	10/29/10	800,000	799,851
Goldman Sachs Group, Inc.	A-1	0.22	11/05/10	1,300,000	1,299,722
Grainger (W.W.), Inc.	A-1+	0.19	10/15/10	1,454,000	1,453,893
Hewlett-Packard Co.†	A-1	0.20	10/01/10	1,300,000	1,300,000
Illinois Tool Works, Inc.†	A-1	0.25	10/04/10	641,000	640,987
Johnson & Johnson†	A-1+	0.20	10/13/10	1,300,000	1,299,941
Kimberly-Clark Worldwide†	A-1	0.18	10/12/10	1,300,000	1,299,929
Madison Gas & Electric	A-1+	0.19	11/01/10	1,300,000	1,299,787
Merck & Co., Inc.†	A-1+	0.20	10/12/10	390,000	389,976
Merck & Co., Inc.†	A-1+	0.21	10/18/10	410,000	409,959
National Rural Utilities	A-1	0.23	11/19/10	820,000	819,743
National Rural Utilities	A-1	0.24	11/19/10	480,000	479,843
Nestle Capital Corp.†	A-1+	0.21	10/05/10	850,000	849,980
NetJets, Inc.†	A-1+	0.21	10/14/10	350,000	349,974
NetJets, Inc.†	A-1+	0.22	11/05/10	700,000	699,850
NetJets, Inc.†	A-1+	0.21	11/01/10	250,000	249,955
Novartis Finance Corp.†	A-1+	0.21	10/12/10	1,300,000	1,299,918
NSTAR Electric Co.	A-1	0.18	10/19/10	562,000	561,949
PepsiCo, Inc.†	A-1	0.18	11/10/10	550,000	549,890
PepsiCo, Inc.†	A-1	0.20	10/05/10	750,000	749,983
Toyota Motor Credit Corp.	A-1+	0.22	10/08/10	500,000	499,979
Toyota Motor Credit Corp.	A-1+	0.24	11/01/10	800,000	799,838
United Technologies Corp.†	A-1	0.19	10/20/10	1,300,000	1,299,870
Wal-Mart Stores, Inc.†	A-1+	0.20	10/19/10	1,300,000	1,299,870
					34,624,971

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $48,988,821) 100.1%	48,988,909

TOTAL INVESTMENTS (Cost: $48,988,821) 100.1%	48,988,909

OTHER NET ASSETS -0.1%	(26,466)

NET ASSETS 100.0%	$48,962,443

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2010 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$118,182	0.3%
SMALL CAP VALUE FUND	$73,316	1.4%
BOND FUND	$1,600,533	2.4%
MONEY MARKET FUND	$20,939,247	42.8%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2010, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	Dectember 2010	$170,505	$5,858	0.5%
EQUITY INDEX FUND	8	E-mini S&P 500 Stock Index	P	Dectember 2010	$454,680	$12,942	1.0%
MID-CAP EQUITY INDEX FUND	4	E-mini S&P MidCap 400 Stock Index	P	Dectember 2010	$320,040	$16,980	1.1%

(a)          Includes the cumulative appreciation(depreciation) of futures contracts.

(2)          The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2010 was 0.15%.

(3)          The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2010 was 0.10%.

(4)          U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$18,437,050	—	—		$18,437,050
Common Stock - Active	$16,455,228	—	$118,182	(1)	$16,573,410
Convertible Preferred Stock	—	$20,154	—		$20,154
Short-Term Debt	—	$499,881	—		$499,881
Temporary Cash Investments	—	$165,400	—		$165,400
	$34,892,278	$685,435	$118,182		$35,695,895

Equity Index Fund
Common Stock	$43,399,461	—	—		$43,399,461
Short-Term Debt Securities	—	$424,897	—		$424,897
Temporary Cash Investments	—	$46,900	—		$46,900
	$43,399,461	$471,797	—		$43,871,258

Mid-Cap Equity Index Fund
Common Stock	$27,902,201	—	—		$27,902,201
Short-Term Debt Securities	—	$349,916	—		$349,916
Temporary Cash Investments	—	$39,200	—		$39,200
	$27,902,201	$389,116	—		$28,291,317
Small Cap Value Fund
Common Stock	$4,776,663	—	$73,316	(1)	$4,849,979
Convertible Preferred Stock	—	$17,937	—		$17,937
Short-Term Debt Securities	—	$279,935	—		$279,935
Temporary Cash Investments	—	$100,000	—		$100,000
	$4,776,663	$397,872	$73,316		$5,247,851
Small Cap Growth Fund
Common Stock	$4,259,911	—	—		$4,259,911
Short-Term Debt Securities	—	$319,925	—		$319,925
Temporary Cash Investments	—	$450,000	—		$450,000
	$4,259,911	$450,000	—		$5,029,836

Bond Fund
U.S. Government Debt	—	$20,077,691	—		$20,077,691
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,552,630	—		$22,552,630
Corporate Debt	—	$22,903,095	—		$22,903,095
Short-Term Debt Securities	—	$449,942	—		$449,942
Temporary Cash Investments	—	$71,300	—		$71,300
	—	$66,054,658	—		$66,054,658

Money Market Fund
U.S. Government Debt	—	$5,376,862	—		$5,376,862
U.S. Government Agency Short-Term Debt	—	$8,987,076	—		$8,987,076
Commercial Paper	—	$34,624,971	—		$34,624,971
	—	$48,988,909	—		$48,988,909
Other Financial Instruments:*
All America Fund	$5,858	—	—		$5,858
Equity Index Fund	$12,942	—	—		$12,942
Mid-Cap Equity Index Fund	$16,980	—	—		$16,980

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes securities issued by Ellington Financial LLC and NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and in the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2010

	Balance	Unrealized	Transfers	Transfers	Balance	Unrealized Gains/(Losses)
	December 31,	Gains	Into	Out of	September 30,	of Level 3 Assets Held as of
	2009	(Losses)	Level 3 (b)	Level 3 (b)	2010	September 30, 2010
All America Fund	$120,994	$(2,812)	—	—	$118,182	$(2,812)
Small Cap Value Fund	$75,270	$(1,954)	—	—	$73,316	$(1,954)

(b)  Reflects transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2010 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$5,479,130	$6,688,869	$2,671,362	$866,569
Unrealized Depreciation	(5,162,263)	(7,457,779)	(3,229,602)	(277,657)
Net	$316,867	$(768,910)	$(558,240)	$588,912
Tax Cost of Investments	$35,379,028	$44,640,168	$28,849,557	$4,658,939

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,008,757	$4,294,989	$88
Unrealized Depreciation	(165,867)	(39,394)	—
Net	$842,890	$4,255,595	$88
Tax Cost of Investments	$4,186,946	$61,799,063	$48,988,821

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 17, 2010

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 17, 2010